As filed on July 12, 2002                            1933 Act File No. 002-85905
                                                     1940 Act File No. 811-3826

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                  ----                              ---
      Post-Effective Amendment No. 36                                X
                                  ----                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No. 36                                               X
                   ----                                             ---

                           INVESCO SECTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
   Clifford J. Alexander, Esq.                       Ronald M. Feiman, Esq.
   Kirkpatrick & Lockhart LLP                         Mayer, Brown & Platt
  1800 Massachusetts Avenue, N.W.                        1675 Broadway
          Second Floor                            New York, New York  10019-5820
    Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b)
---
 X  on July 31, 2002 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on _________, pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | JULY 31, 2002
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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C
  (FORMERLY, INVESCO GOLD FUND)
INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..................3
Fund Performance.........................................7
Fees And Expenses.......................................12
Investment Risks........................................17
Principal Risks Associated With The Funds...............17
Temporary Defensive Positions...........................19
Portfolio Turnover......................................20
Fund Management.........................................20
Portfolio Managers......................................21
Potential Rewards.......................................22
Share Price.............................................22
How To Buy Shares.......................................23
Your Account Services...................................29
How To Sell Shares......................................30
Taxes...................................................32
Dividends And Capital Gain Distributions................33
Financial Highlights....................................34

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a bottom-up investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize strongly managed companies that INVESCO believes will generate above-average long-term capital appreciation.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks such as market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON] INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON] INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS,
           CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate-sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON] INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS,
           CLASS A, B, AND C (FORMERLY, INVESCO GOLD FUND)

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

Because of the Fund's narrow focus, investors should expect extreme swings in the price of the Fund. INVESCO employs a "growth gold" philosophy which focuses the core portion of the portfolio on mid- to small-sized exploration companies that have the potential to make major gold discoveries around the world. The market prices of the stocks of these companies tend to rise and fall more rapidly than those of larger, more established companies. The remainder of the Fund's portfolio focuses on major gold stocks which are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON] INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We seek to target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, cable TV and satellite programming, publishing, cruise lines, advertising agencies, hotels, casinos and electronic games.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON] INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS,
           CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional, and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income. In addition to the risks named above, REITS are also subject to the risks of any other equity securities.

[KEY ICON] INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS,
           CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON] INVESCO UTILITIES FUND -- INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies that produce, generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares and, if applicable, Class K shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the charts and table reflect only the total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect the sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows pre-tax and after-tax average annual total returns of Investor Class and pre-tax returns for Class C, and, if applicable, Class K for various periods ended December 31, 2001 compared to the S&P 500 Index, and, with respect to Real Estate Opportunity Fund, the NAREIT -- Equity REIT Index. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

'92      '93     '94     '95     '96    '97     '98      '99    '00    '01
(13.25%) 16.71%  (7.25%) 19.80%  38.84% 19.09%  (27.83%) 41.88% 58.17% (16.81%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97          28.24%
Worst Calendar Qtr.   9/98         (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

 '92     '93     '94     '95     '96     '97     '98    '99     '00    '01
 26.76%  18.52%  (5.89%) 39.81%  30.29%  44.79%  13.45%  0.73%  26.69% (10.17%)

--------------------------------------------------------------------------------
Best Calendar Qtr.     9/00          22.76%
Worst Calendar Qtr.    9/98         (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   GOLD & PRECIOUS METALS FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96    '97      '98      '99     '00      '01
(8.04%) 72.47% (27.85%) 12.72%  40.64% (55.50%) (22.54%) (8.99%) (12.98%) 17.12%

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/96          46.17%
Worst Calendar Qtr.  12/97         (37.51%)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

'92      '93      '94    '95     '96     '97      '98     '99    '00    '01
(13.74%) (8.41%)  0.94%  58.89%  11.41%  18.46%   43.40%  0.59%  25.80% (14.68%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/95          19.53%
Worst Calendar Qtr.   3/01         (22.91%)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         LEISURE FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

 '92     '93     '94     '95     '96    '97     '98     '99     '00     '01
 23.39%  35.73%  (4.98%) 15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%) 4.10%

--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99          25.59%
Worst Calendar Qtr.   9/01         (24.06%)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN (1),(2),(3),(4)
================================================================================
                               [GRAPHIC OMITTED]

               '97       '98       '99      '00     '01
               21.50%    (23.48%)  (5.50%)  24.72%  (1.91%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97          14.19%
Worst Calendar Qtr.   9/98         (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97    '98     '99     '00      '01
18.79%  15.03%  5.27%   45.80%  21.75%  8.85%  30.12%  144.94% (22.77%) (45.51%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99          66.77%
Worst Calendar Qtr.    9/01         (41.44%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(5)
================================================================================
                               [GRAPHIC OMITTED]

  '95         '96      '97        '98       '99        '00       '01
  27.37%      16.81%   30.29%     40.99%    144.28%    (26.91%)  (54.19%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99          62.22%
Worst Calendar Qtr.     9/01         (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

 '92     '93     '94     '95     '96     '97     '98     '99     '00   '01
 10.76%  21.20%  (9.94%) 25.25%  12.75%  24.38%  24.30%  19.88%  4.14% (33.98%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98          16.33%
Worst Calendar Qtr.    9/01         (23.67%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN(6)
                                                        AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                   10 YEARS OR
                                        1 YEAR         5 YEARS   SINCE INCEPTION
INVESTOR CLASS

  Energy Fund(1),(3)
    Return Before Taxes                 (16.81%)        9.92%          9.62%
    Return After Taxes on Distributions (16.81%)        7.89%          8.14%
    Return After Taxes on Distributions
      and Sale of Fund Shares           (10.24%)        7.17%          7.35%

  Gold & Precious Metals Fund(1),(3)
    Return Before Taxes                  17.12%       (20.39%)        (5.30%)
    Return After Taxes on Distributions  17.12%       (20.63%)        (6.55%)
    Return After Taxes on Distributions
      and Sale of Fund Shares            10.43%       (14.63%)        (3.93%)

  Health Sciences Fund(1),(3)
    Return Before Taxes                 (14.68%)       12.90%          9.98%
    Return After Taxes on Distributions (14.69%)        9.76%          7.63%
    Return After Taxes on Distributions
      and Sale of Fund Shares            (8.94%)        9.79%          7.54%

  Leisure Fund(1),(3)
    Return Before Taxes                   4.10%        21.09%         18.00%
    Return After Taxes on Distributions   3.84%        18.54%         15.45%
    Return After Taxes on Distributions
      and Sale of Fund Shares             2.63%        16.97%         14.43%

  Technology Fund(1),(3)
    Return Before Taxes                 (45.51%)        7.86%         14.06%
    Return After Taxes on Distributions (45.51%)        5.62%         11.12%
    Return After Taxes on Distributions
      and Sale of Fund Shares           (27.71%)        5.64%         10.62%

  Utilities Fund(1),(3)
    Return Before Taxes                 (33.98%)        4.97%          8.08%
    Return After Taxes on Distributions (34.22%)        3.65%          5.65%
    Return After Taxes on Distributions
      and Sale of Fund Shares           (20.68%)        3.87%          5.65%

  S&P 500 Index(7)
    (reflects no deduction for fees,
    expenses or taxes)                  (11.88%)       10.70%         12.93%

  Financial Services Fund(1),(3)
    Return Before Taxes                 (10.17%)       13.49%         17.11%
    Return After Taxes on Distributions (11.36%)       11.12%         13.78%
    Return After Taxes on Distributions
      and Sale of Fund Shares            (5.31%)       10.51%         13.04%
  S&P 500 Index(7)
    (reflects no deduction for fees,
    expenses or taxes)                  (11.88%)       10.70%         12.93%
  S&P Financials Index(7)
    (reflects no deduction for fees,
    expenses or taxes)                   (8.95%)       14.49%         18.35%

  Real Estate Opportunity Fund(1),(3)
    Return Before Taxes                  (1.91%)        1.45%          1.45%(4)
    Return After Taxes on Distributions  (3.44%)       (1.54%)        (1.54%)(4)
    Return After Taxes on Distributions
      and Sale of Fund Shares            (1.18%)        (0.34)        (0.34%)(4)

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(6)
                                                        AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                   10 YEARS OR
                                        1 YEAR         5 YEARS   SINCE INCEPTION

  NAREIT-Equity REIT Index(7)
    (reflects no deduction for fees,
    expenses or taxes)                   13.93%         6.38%          6.38%(4)

  Telecommunications Fund(1),(3)
    Return Before Taxes                 (54.19%)        8.48%         12.18%(5)
    Return After Taxes on Distributions (54.19%)        7.57%         10.34%(5)
    Return After Taxes on Distributions
      and Sale of Fund Shares           (33.00%)        6.76%          9.38%(5)
  S&P 500 Index(7)
    (reflects no deduction for fees,
    expenses or taxes)                  (11.88%)       10.70%         12.93%(5)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
  Energy Fund(1),(8)                    (18.35%)        N/A           14.88%(9)
  Gold & Precious Metals Fund(1),(8)     14.19%         N/A            3.48%(9)
  Health Sciences Fund(1),(8)           (16.54%)        N/A          (3.50%)(9)
  Leisure Fund(1),(8)                     2.24%         N/A          (0.65%)(9)
  Technology Fund(1),(8)                (47.14%)        N/A         (42.88%)(9)
  Telecommunications Fund(1),(8)        (55.69%)        N/A         (48.55%)(9)
  Utilities Fund(1),(8)                 (35.52%)        N/A         (23.08%)(9)
  S&P 500 Index(7)                      (11.88%)        N/A          (7.92%)(9)

  Financial Services Fund(1),(8)        (11.78%)        N/A           13.44%(9)
  S&P 500 Index(7)                      (11.88%)        N/A           12.93%(9)
  S&P Financials Index(7)                (8.95%)        N/A           14.63%(9)

  Real Estate Opportunity Fund(1),(8)    (3.77%)        N/A            9.65%(9)
  NAREIT-Equity REIT Index(7)            13.93%         N/A           21.66%(9)

CLASS K - RETURN BEFORE TAXES
  Energy Fund(1),(10)                   (20.43%)        N/A          (0.94%)(11)
  Health Sciences Fund(1),(10)          (15.44%)        N/A          (9.49%)(11)
  Technology Fund(1),(10)               (45.79%)        N/A         (43.42%)(11)
  Telecommunications Fund(1),(10)       (54.37%)        N/A         (51.70%)(11)
  S&P 500 Index(7)                      (11.88%)        N/A         (10.61%)(11)

  Financial Services Fund(1),(10)       (10.93%)        N/A          (1.84%)(11)
  S&P 500 Index(7)                      (11.88%)        N/A           10.61%(11)
  S&P Financials Index(7)                (8.95%)        N/A          (0.67%)(11)

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions and the effect of each class's expenses.

(2) The year-by-year returns are for Investor Class only and do not include the effect of a 12b-1 fee in excess of 0.25%, Class A's front-end sales charge, Class B's or Class C's CDSC, or other expenses specific to the other classes. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charges for Class A, and CDSC for Class B and Class C were reflected, returns would be lower than those shown.

(3) Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2002 were 3.80%, (4.21%), 47.37%, (15.30%), (9.80%), 13.59%, (34.26%), (46.75%), and
    (16.78%), respectively.

(4) The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2, 1997.

(5) The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.

(6) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charges for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.

(7) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT -- Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

(8) Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2002 were 2.38%, (5.67%), 45.70%, (16.89%), (11.20%), 12.03%, (35.74%), (48.06%), and
    (18.09%), respectively.

(9) Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(10)Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Technology, and Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2002 were 0.48%, (4.51%), (15.51%), (34.19%), and (46.80%), respectively.

(11)Since inception of Class K shares on December 1, 2000. Index comparison begins on December 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                     Investor Class    Class A   Class B    Class C   Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                            None       5.50%     None       None      None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a
  percentage of the total original
  cost of the shares                        None       None(1)   5.00%(2)   1.00%(2)  None
Maximum Sales Charge on reinvested
  dividends/distributions                   None       None      None        None     None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                          Investor
ENERGY FUND                               Class      Class A       Class B       Class C  Class K
Management Fees                           0.73%      0.73%         0.73%         0.73%     0.73%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%     0.45%
Other Expenses(4)                         0.55%      0.55%(5)      0.55%(5)      0.54%    10.44%
                                          -----      -----         -----         -----    ------
Total Annual Fund Operating Expenses(4)   1.53%      1.63%(5)      2.28%(5)      2.27%    11.62%
                                          =====      =====         =====         =====    ======

                                          Investor
FINANCIAL SERVICES FUND                   Class      Class A       Class B       Class C  Class K
Management Fees                           0.63%      0.63%         0.63%         0.63%     0.63%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%     0.45%
Other Expenses(4)                         0.39%      0.39%(5)      0.39%(5)      0.44%     0.55%
                                          -----      -----         -----         -----     -----
Total Annual Fund Operating Expenses(4)   1.27%      1.37%(5)      2.02%(5)      2.07%     1.63%
                                          =====      ======        =====         =====     =====

                                          Investor
GOLD & PRECIOUS METALS FUND               Class      Class A       Class B       Class C
Management Fees                           0.75%      0.75%         0.75%         0.75%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%
Other Expenses(4)                         1.10%      1.10%(5)      1.10%(5)      1.58%
                                          -----      -----         -----         -----
Total Annual Fund Operating Expenses(4)   2.10%      2.20%(5)      2.85%(5)      3.33%
                                          =====      =====         =====         =====

                                          Investor
HEALTH SCIENCES FUND                      Class      Class A       Class B       Class C  Class K
Management Fees                           0.61%      0.61%         0.61%         0.61%    0.61%
Distribution and Service(12b-1) Fees(3)   0.25%      0.35%         1.00%         1.00%    0.45%
Other Expenses(4)                         0.45%      0.45%(5)      0.45%(5)      0.65%    0.65%
                                          -----      -----         -----         -----    -----
Total Annual Fund Operating Expenses(4)   1.31%      1.41%(5)      2.06%(5)      2.26%    1.71%
                                          =====      =====         =====         =====    =====

                                          Investor
LEISURE FUND                              Class      Class A       Class B       Class C  Class K
Management Fees                           0.69%      0.69%         0.69%         0.69%    0.69%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%    0.45%
Other Expenses(4)                         0.46%      0.46%(5)      0.46%(5)      0.57%    0.32%(6)
                                          -----      -----         -----         -----    -----
Total Annual Fund Operating Expenses(4)   1.40%      1.50%(5)      2.15%(5)      2.26%    1.46%(6)
                                          =====      =====         =====         =====    =====

                                          Investor
REAL ESTATE OPPORTUNITY FUND              Class      Class A       Class B       Class C
Management Fees                           0.75%      0.75%         0.75%         0.75%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%
Other Expenses(4)                         1.25%(7)   1.25%(5),(8)  1.25%(5),(9)  0.97%(10)
                                          ------     -----         -----         -----
Total Annual Fund Operating  Expenses(4)  2.25%(7)   2.35%(5),(8)  3.00%(5),(9)  2.72%(10)
                                          ======     ======        =====         =====

                                          Investor
TECHNOLOGY FUND                           Class      Class A       Class B       Class C  Class K
Management Fees                           0.53%      0.53%         0.53%         0.53%    0.53%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%    0.45%
Other Expenses(4)                         0.59%      0.59%(5)      0.59%(5)      1.01%    0.30%
                                          -----      -----         -----         ----     -----
Total Annual Fund Operating Expenses(4)   1.37%      1.47%(5)      2.12%(5)      2.54%    1.28%
                                          =====      =====         =====         ====     =====

                                          Investor
TELECOMMUNICATIONS FUND                   Class      Class A       Class B       Class C  Class K
Management Fees                           0.58%      0.58%         0.58%         0.58%    0.58%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%    0.45%
Other Expenses(4)                         0.87%      0.87%(5)      0.87%(5)      1.02%    1.39%(11)
                                          -----      ------        -----         -----    -----
Total Annual Fund Operating Expenses(4)   1.70%      1.80%(5)      2.45%(5)      2.60%    2.42%(11)
                                          =====      ======        =====         =====    =====

                                          Investor
UTILITIES FUND                            Class      Class A       Class B       Class C
Management Fees                           0.75%      0.75%         0.75%         0.75%
Distribution and Service (12b-1) Fees(3)  0.25%      0.35%         1.00%         1.00%
Other Expenses(4)                         0.57%(7)   0.57%(5)      0.57%(5)      0.70%(10)
                                          ------     -----         -----         -----
Total Annual Fund Operating Expenses(4)   1.57%(7)   1.67%(5)      2.32%(5)      2.45%(10)
                                          =====      =====         =====         =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were, with the exception of Class A and B, lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(5) Based on estimated expenses for the current fiscal year.

(6) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Leisure Fund Class K shares on December 17, 2001 through March 31, 2002.

(7) Certain  expenses  of Real  Estate  Opportunity  Fund -  Investor  Class and
    Utilities Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 1.61%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(8) Certain expenses of Real Estate Opportunity Fund - Class A and Utilities Fund - Class A will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.85% and 1.95%, respectively, of the Fund's average net assets attributable to Class A shares.

(9) Certain expenses of Real Estate Opportunity Fund - Class B will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Class B shares' Other Expenses and Total Annual Operating Expenses are estimated to be 0.90% and 2.65%, respectively, of the Fund's average net assets attributable to Class B shares.

(10)Certain expenses of Real Estate Opportunity Fund - Class C and Utilities Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.62% and 2.37%, respectively, of the Fund's average net assets attributable to Class C shares and Utilities Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.04%, respectively, of the Fund's average net assets attributable to Class C shares.

(11)Certain expenses of Telecommunications Fund - Class K were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangement, the Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 1.18% and 2.21%, respectively, of the Fund's average net assets attributable to Class K shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
ENERGY FUND
     Investor Class                  $156        $483        $834        $1,824
     Class A(1)                      $707        $1,036      $1,388      $2,376
     Class B - With Redemption(1)    $731        $1,012      $1,420      $2,452(2)
     Class B - Without Redemption    $231        $712        $1,220      $2,452(2)
     Class C - With Redemption(1)    $330        $709        $1,215      $2,605
     Class C - Without Redemption    $230        $709        $1,215      $2,605
     Class K                         $1,124      $3,152      $4,922      $8,416

FINANCIAL SERVICES FUND
     Investor Class                  $129        $403        $697        $1,534
     Class A(1)                      $682        $960        $1,259      $2,106
     Class B - With Redemption(1)    $705        $934        $1,288      $2,181(2)
     Class B - Without Redemption    $205        $634        $1,088      $2,181(2)
     Class C - With Redemption(1)    $310        $649        $1,114      $2,400
     Class C - Without Redemption    $210        $649        $1,114      $2,400
     Class K                         $166        $514        $887        $1,933

GOLD & PRECIOUS METALS FUND
     Investor Class                  $213        $658        $1,129      $2,431
     Class A(1)                      $761        $1,200      $1,665      $2,945
     Class B - With Redemption(1)    $788        $1,183      $1,704      $3,021(2)
     Class B - Without Redemption    $288        $883        $1,504      $3,021(2)
     Class C - With Redemption(1)    $436        $1,024      $1,736      $3,622
     Class C - Without Redemption    $336        $1,024      $1,736      $3,622

HEALTH SCIENCES FUND
     Investor Class                  $133        $415        $718        $1,579
     Class A(1)                      $686        $972        $1,279      $2,148
     Class B - With Redemption(1)    $709        $946        $1,308      $2,223(2)
     Class B - Without Redemption    $209        $646        $1,108      $2,223(2)
     Class C - With Redemption(1)    $329        $706        $1,210      $2,595
     Class C - Without Redemption    $229        $706        $1,210      $2,595
     Class K                         $174        $539        $928        $2,019

LEISURE FUND
     Investor Class                  $143        $443        $766        $1,680
     Class A(1)                      $694        $998        $1,323      $2,242
     Class B - With Redemption(1)    $718        $973        $1,354      $2,318(2)
     Class B - Without Redemption    $218        $673        $1,154      $2,318(2)
     Class C - With Redemption(1)    $329        $706        $1,210      $2,595
     Class C - Without Redemption    $229        $706        $1,210      $2,595
     Class K                         $149        $462        $797        $1,746

REAL ESTATE OPPORTUNITY FUND
     Investor Class                  $228        $703        $1,205      $2,585
     Class A(1)                      $775        $1,243      $1,736      $3,088
     Class B - With Redemption(1)    $803        $1,227      $1,777      $3,166(2)
     Class B - Without Redemption    $303        $927        $1,577      $3,166(2)
     Class C - With Redemption(1)    $375        $844        $1,440      $3,051
     Class C - Without Redemption    $275        $844        $1,440      $3,051

TECHNOLOGY FUND
     Investor Class                  $139        $434        $750        $1,646
     Class A(1)                      $691        $989        $1,309      $2,211
     Class B - With Redemption(1)    $715        $964        $1,339      $2,286(2)
     Class B - Without Redemption    $215        $664        $1,139      $2,286(2)
     Class C - With Redemption(1)    $357        $791        $1,350      $2,875
     Class C - Without Redemption    $257        $791        $1,350      $2,875
     Class K                         $130        $406        $702        $1,545

TELECOMMUNICATIONS FUND
     Investor Class                  $173        $536        $923        $2,009
     Class A(1)                      $723        $1,085      $1,471      $2,550
     Class B - With Redemption(1)    $748        $1,064      $1,506      $2,626(2)
     Class B - Without Redemption    $248        $764        $1,306      $2,626(2)
     Class C - With Redemption(1)    $363        $808        $1,380      $2,934
     Class C - Without Redemption    $263        $808        $1,380      $2,934
     Class K                         $245        $755        $1,291      $2,756

UTILITIES FUND
     Investor Class                  $160        $496        $855        $1,867
     Class A(1)                      $710        $1,048      $1,407      $2,417
     Class B - With Redemption(1)    $735        $1,024      $1,440      $2,494(2)
     Class B - Without Redemption    $235        $724        $1,240      $2,494(2)
     Class C - With Redemption(1)    $348        $764        $1,306      $2,786
     Class C - Without Redemption    $248        $764        $1,306      $2,786

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS
Investments  in foreign and emerging  markets  carry  special  risks,  including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

-------------------------------------------------------------------------------------
INVESTMENT                                                 RISKS
-------------------------------------------------------------------------------------

AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent    Market, Information,
shares of foreign corporations held by those banks.         Political, Regulatory,
Although traded in U.S. securities markets and valued in    Diplomatic, Liquidity,
U.S. dollars, ADRs carry most of the risks of investing     and Currency Risks
directly in foreign securities.
-------------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy or sell a         Market, Liquidity, and
specific amount of a financial instrument (such as an       Options and Futures
index option) at a stated price on a stated date.           Risks
A Fund may use futures contracts to provide liquidity
and hedge portfolio value.
-------------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or receive a security    Information, Liquidity,
or other instrument, index, or commodity, or cash payment    and Options and Futures
depending on the price of the underlying security or the    Risks
performance of an index or other benchmark. Includes
options on specific securities and stock indices, and
options on stock index futures. May be used in a Fund's
portfolio to provide liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts, swaps, caps, floors,   Counterparty, Currency,
and collars. They may be used to try to manage a Fund's     Liquidity, Market, and
foreign currency exposure and other investment risks,       Regulatory Risks
which can cause its net asset value to rise or fall. A
Fund may use these financial instruments, commonly known
as "derivatives," to increase or decrease its exposure to
changing securities prices, interest rates, currency
exchange rates, or other factors.
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees      Counterparty Risk
to buy it back at an agreed-upon price and time in the
future.
-------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2002, were:

Energy                        144%
Health Sciences               160%
Real Estate Opportunity       196%

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $400 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $22.2 billion for more than 3,579,561 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2002.

--------------------------------------------------------------------------------
                                      ADVISORY FEE AS A PERCENTAGE OF
FUND                            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Energy                                               0.73%
Financial Services                                   0.63%
Gold & Precious Metals                               0.75%
Health Sciences                                      0.61%
Leisure                                              0.69%
Real Estate Opportunity                              0.75%
Technology                                           0.53%
Telecommunications                                   0.58%
Utilities                                            0.75%

--------------------------------------------------------------------------------

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's portfolio holdings:

FUND                             PORTFOLIO MANAGER

Energy                           John S. Segner
Financial Services               Joseph W. Skornicka
Gold & Precious Metals           John S. Segner
Health Sciences                  Thomas R. Wald
Leisure                          Mark D. Greenberg
Real Estate Opportunity          Sean D. Katof
Technology                       William R. Keithler
Telecommunications               Brian B. Hayward
Utilities                        Jeffrey G. Morris

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of Telecommunications Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a CFA charterholder. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

SEAN D. KATOF, a vice president of INVESCO, is the portfolio manager of Real Estate Opportunity Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years)
o  can  accept  the  additional  risks and  volatility  associated  with  sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o  are investing through tax-deferred  retirement accounts,  such as traditional
   and   Roth   Individual    Retirement   Accounts   ("IRAs"),   as   well   as
   employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
-FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B shares, upon redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the amount of the total original cost of the Class B shares at the time of purchase may be assessed. With respect to Class C shares, upon redemption of Class C shares held thirteen months or less, a CDSC of 1% of the amount of the total original cost of the Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY CHECK                        $1,000 for regular         INVESCO does not accept
Mail to:                        accounts;                  cash, credit cards,
INVESCO Funds Group, Inc.,      $250 for an IRA;           travelers' cheques, credit
P.O. Box 173706                 $50 for each subsequent    card checks, instant loan
Denver, CO 80217-3706.          investment.                checks, money orders, or
You may send your check by                                 third party checks unless
overnight courier to:                                      they are from another
4350 South Monaco Street,                                  financial institution
Denver, CO 80237.                                          related to a retirement
                                                           plan transfer.
----------------------------------------------------------------------------------------
BY WIRE                         $1,000 for regular
You may send your payment by    accounts; $250 for an IRA;
bank wire (call                 $50 for each subsequent
1-800-525-8085 for              investment.
instructions).
----------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $1,000 for regular         You must provide your bank
Call 1-800-525-8085 to          accounts; $250 for an IRA; account information to
request your purchase.  Upon    $50 for each subsequent    INVESCO prior to using
your telephone instructions,    investment.                this option.
INVESCO will move money from
your designated bank/credit
union checking or savings
account in order to purchase
shares.
----------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -   $1,000 for regular         You will need a Web browser
GRANDFATHERED INVESTORS ONLY)   accounts; $250 for         to use this service.
Go to the INVESCO Web site      an IRA; $50 for each       Internet transactions
at invescofunds.com.            subsequent investment.     are limited to
                                                           a maximum of $25,000.
----------------------------------------------------------------------------------------
REGULAR INVESTING WITH          $50 per month for          Like all regular investment
EASIVEST OR DIRECT              EasiVest; $50 per pay      plans, neither EasiVest
PAYROLL PURCHASE                period for Direct Payroll  nor Direct Payroll Purchase
You may enroll on your fund     Purchase. You may start    ensures a profit or
application, or call us for     or stop your regular       protects against loss in a
a separate form and more        investment plan at         falling market. Because
details. Investing the same     any time, with two weeks'  you'll invest continually,
amount on a monthly basis       notice to INVESCO.         regardless of varying
allows you to buy more                                     price levels, consider your
shares when prices are low                                 financial ability to keep
and fewer shares when prices                               buying through low price
are high. This "dollar cost                                levels. And remember that
averaging" may help offset                                 you will lose money if you
market fluctuations. Over a                                redeem your shares when the
period of time, your average                               market value of all your
cost per share may be less                                 shares is less than their
than the actual average net                                cost.
asset value per share.
----------------------------------------------------------------------------------------
METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE        $50 for subsequent         You must provide your bank
WITH ACH                        investments.               account information to
Automated transactions by                                  INVESCO prior to using this
telephone are available for                                option. Automated
subsequent purchases and                                   transactions are limited to
exchanges 24 hours a day.                                  a maximum of $25,000.
Simply call 1-800-424-8085.
----------------------------------------------------------------------------------------
BY EXCHANGE                     $1,000 for regular         See "Exchange Policy."
Between the same class of       accounts; $250 for an IRA;
any two INVESCO funds. Call     $50 for each subsequent
1-800-525-8085 for              investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at invescofunds.com.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

GRANDFATHERED  INVESTORS.  Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit,  defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We   have the  following  policies  governing  exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per  twelve-month  period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                              Investor
                              Class       Class A                 Class B        Class C       Class K
                              -----       -------                 -------        -------       -------
Initial Sales Charge          None        5.50%                   None           None          None

CDSC                          None        1% if you purchase      1% - 5% for    1% for        None
                                          $1,000,000 or more      shares held    shares held
                                          and hold those shares   less than 6    less than 13
                                          less than 18 months     years          months

12b-1 Fee                     0.25%       0.35%                   1.00%          1.00%         0.45%

Conversion                    No          No                      Yes(1)         No            No

Purchase Order Maximum        None        None                    $250,000       $1,000,000    None

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, AND C ONLY)
Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      5.50%               5.82%
$25,000 but less than          $50,000      5.25%               5.54%
$50,000 but less than          $100,000     4.75%               4.99%
$100,000 but less than         $250,000     3.75%               3.90%
$250,000 but less than         $500,000     3.00%               3.09%
$500,000 but less than         $1,000,000   2.00%               2.04%
$1,000,000 or more                           NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE                  CLASS B           CLASS C

First                          5%                1%(1)
Second                         4%                None
Third                          3%                None
Fourth                         3%                None
Fifth                          2%                None
Sixth                          1%                None
Seventh and following          None(2)           None

(1) The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

    REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

        RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

        LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

    INITIAL SALES CHARGE/CDSC EXCEPTIONS
    You will not pay initial sales charges:
    o  on shares purchased by reinvesting dividends and distributions;
    o  when exchanging shares of the same class among certain INVESCO funds;
    o  when using the reinstatement privilege;
    o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
    o  upon automatic conversion of Class B to Class A.

    You will not pay a CDSC:
    o  if you purchase less than $1,000,000 of Class A shares;
    o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
    o  if you redeem Class B shares you held for more than six years;
    o  if you redeem Class C shares you held for more than thireteen months;
    o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
    o if you redeem shares acquired through reinvestment of dividends and distributions;
    o  on increases in the net asset value of your shares;
    o  to pay account fees;

    o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
    o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
    o for redemptions following the death of a shareholder or beneficial owner.

    There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B shares, upon redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the amount of the total original cost of the shares at the time of purchase may be assessed. With respect to Class C shares, upon redemption of Class C shares held thirteen months or less, a CDSC of 1% of the amount of the total original cost of the shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM                 PLEASE REMEMBER
--------------------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less, full            INVESCO's telephone
Call us toll-free at:        liquidation of the                 redemption privileges may
1-800-525-8085.              account) for a redemption          be modified or terminated
                             check. IRA redemptions are         in the future at INVESCO's
                             not permitted.                     discretion. The maximum
                                                                amount which may be
                                                                redeemed by telephone is
                                                                generally $25,000.
--------------------------------------------------------------------------------------------
IN WRITING                   Any amount.                        The redemption request must
Mail your request to                                            be signed by all registered
INVESCO Funds Group, Inc.,                                      account owners. Payment
P.O. Box 173706,                                                will be mailed to your
Denver, CO 80217-3706.                                          address as it appears on
You may also send your                                          INVESCO's records, or to a
request by overnight                                            bank designated by you in
courier to 4350 South Monaco                                    writing.
Street, Denver, CO 80237.
--------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50. IRA redemptions are           You must provide your bank
Call 1-800-525-8085 to       not permitted.                     account information to
request your redemption.                                        INVESCO prior to using this
                                                                option. INVESCO will
                                                                automatically pay the
                                                                proceeds into your
                                                                designated bank account.
--------------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS  $50.                               You will need a Web browser
- GRANDFATHERED INVESTORS    IRA redemptions are not            to use this service.
ONLY)                        permitted.                         Internet transactions are
Go to the INVESCO Web site                                      limited to a maximum of
at invescofunds.com.                                            $25,000. INVESCO will
                                                                automatically pay the
                                                                proceeds into your
                                                                designated bank account.
--------------------------------------------------------------------------------------------

METHOD                       REDEMPTION MINIMUM                 PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50.                               Be sure to write down the
WITH ACH                                                        confirmation number
Automated transactions by                                       provided to you. You must
telephone are available for                                     provide your bank account
redemptions and exchanges                                       information to INVESCO
24 hours a day. Simply                                          prior to using this option.
call 1-800-424-8085.
--------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a              You must have at least
You may call us to request   monthly or quarterly               $10,000 total invested with
the appropriate form and     basis. The redemption              the INVESCO funds with at
more information at          check may be made payable          least $5,000 of that total
1-800-525-8085.              to any party you designate.        invested in the fund from
                                                                which withdrawals will be
                                                                made.
--------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                        All registered account
Mail your request to                                            owners must sign the
INVESCO Funds Group, Inc.,                                      request, with signature
P.O. Box 173706                                                 guarantees from an eligible
Denver, CO 80217-3706.                                          guarantor financial
                                                                institution, such as a com-
                                                                mercial bank or a
                                                                recognized national or
                                                                regional securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. Since Class A and B shares are new, financial information is not available for those classes as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    ------------------------------------------------------------------
                                        2002       2001       2000(a)    1999     1998        1997
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $ 19.73    $ 17.40    $ 13.68    $ 11.30  $  19.38    $ 15.03
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS (b)
Net Investment Income(Loss)(c)            (0.07)     (0.08)     (0.00)     (0.00)     0.00       0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (0.40)      3.84       3.72       2.39     (5.04)      5.56
------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          (0.47)      3.76       3.72       2.39     (5.04)      5.62
------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS           0.00       1.43       0.00       0.01      3.04       1.27
------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $ 19.26    $ 19.73    $ 17.40    $ 13.68  $  11.30    $ 19.38
======================================================================================================

TOTAL RETURN                             (2.38%)    23.09%     27.19%(d)  21.19%   (28.51%)    40.65%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                       $358,439   $445,845   $221,432   $196,136  $137,455   $319,651
Ratio of Expenses to
  Average Net Assets(e)                   1.53%      1.41%    1.60%(f)     1.68%     1.58%      1.21%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.34%)    (0.35%) (0.26%)(f)    (0.05%)    0.01%      0.39%
Portfolio Turnover Rate                    144%       166%     109%(d)      279%      192%       249%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized


                                                                         PERIOD ENDED
                                                  YEAR ENDED MARCH 31       MARCH 31
                                                  -----------------------------------
                                                   2002           2001        2000(a)

ENERGY FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period             $ 19.58        $ 17.39       $ 14.35
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (0.53)          3.67          3.05
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.60)          3.62          3.04
-------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00           1.43          0.00
-------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $ 18.98        $ 19.58       $ 17.39
=====================================================================================

TOTAL RETURN(c)                                  (3.06%)        22.35%      21.11%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)         $12,324         $8,704       $    16
Ratio of Expenses to
  Average Net Assets(e)                           2.27%          2.05%       2.05%(f)
Ratio of Net Investment Loss
  to Average Net Assets                          (1.08%)        (1.10%)    (1.11%)(f)
Portfolio Turnover Rate                            144%           166%        109%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level. Represents the period from November 1, 1999 to March 31, 2000.

                                                     YEAR ENDED     PERIOD ENDED
                                                       MARCH 31         MARCH 31
                                                --------------------------------
                                                           2002          2001(a)

ENERGY FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period                     $ 19.62        $ 16.76
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                       (0.05)        (0.15)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                          (1.59)         3.01
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          (1.64)         2.86
--------------------------------------------------------------------------------
Net Asset Value-End of Period                           $ 17.98       $ 19.62
================================================================================

TOTAL RETURN                                             (8.36%)     17.06%(b)

RATIOS
Net Assets-End of Period  ($000 Omitted)                   $ 37           $ 1
Ratio of Expenses to Average Net Assets(c)                11.62%      3.11%(d)
Ratio of Net Investment Loss
  to Average Net Assets                                  (10.45%)   (2.34%)(d)
Portfolio Turnover Rate                                     144%       166%(e)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d)  Annualized
(e) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    -------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

FINANCIAL SERVICES
  FUND-INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $ 28.88    $ 27.13    $ 29.73    $ 28.45    $ 29.14    $ 22.94
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.07       0.10       0.03       0.08       0.25       0.28
Net Gains on Securities
  (Both Realized and Unrealized)           0.94       2.97       0.05       3.52       3.01       8.14
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           1.01       3.07       0.08       3.60       3.26       8.42
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS           1.67       1.32       2.68       2.32       3.95       2.22
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $ 28.22    $ 28.88    $ 27.13    $ 29.73    $ 28.45    $ 29.14
=======================================================================================================

TOTAL RETURN                              3.82%     11.25%    0.60%(b)    13.52%     11.76%     39.80%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                     $1,234,230 $1,368,583 $1,133,350 $1,242,555 $1,417,655 $1,113,255
Ratio of Expenses to
  Average Net Assets(c)                   1.27%      1.25%    1.29%(d)     1.26%      1.05%      0.99%
Ratio of Net Investment Income
  to Average Net Assets                   0.24%      0.36%    0.25%(d)     0.25%      0.85%      1.19%
Portfolio Turnover Rate                     81%        99%      38%(b)       83%        52%        96%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized


                                                                            PERIOD ENDED
                                                    YEAR ENDED MARCH 31       MARCH 31
                                                  ----------------------------------------
                                                     2002         2001        2000(a)

FINANCIAL SERVICES FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                $ 28.72      $ 27.06      $ 23.66
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                      (0.10)       (0.09)        0.00
Net Gains on Securities
  (Both Realized and Unrealized)                      0.87         3.05         3.48
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      0.77         2.96         3.48
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                      1.60         1.30         0.08
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                      $ 27.89       $28.72      $ 27.06
==========================================================================================

TOTAL RETURN(d)
                                                     2.98%       10.87%       14.72%(e)
RATIOS
Net Assets-End of Period ($000 Omitted)            $16,880      $12,221      $   138
Ratio of Expenses to Average Net Assets(f)           2.07%        1.85%        1.63%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                             (0.57%)      (0.31%)       0.39%(g)
Portfolio Turnover Rate                                81%          99%          38%(h)

(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC fees are not included in the Total Return Calculation.
(e) Based  on  operations  for  the  period  shown  and,  accordingly,   is  not
    representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                  YEAR ENDED       PERIOD ENDED
                                                    MARCH 31           MARCH 31
                                                --------------------------------
                                                        2002             2001(a)

FINANCIAL SERVICES FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period                  $ 28.67           $ 29.35
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                    (0.03)            (0.17)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                        0.90             (0.38)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        0.87             (0.55)
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                        1.85              0.13
--------------------------------------------------------------------------------
Net Asset Value-End of Period                        $ 27.69           $ 28.67
================================================================================

TOTAL RETURN                                           3.38%          (1.97%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)              $ 1,033               $ 1
Ratio of Expenses to Average Net Assets(d)             1.63%            3.35%(e)
Ratio of Net Investment Loss to Average Net Assets    (0.12%)         (1.80%)(e)
Portfolio Turnover Rate                                  81%              99%(f)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e) Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    -------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

GOLD & PRECIOUS METALS
  FUND-INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $ 1.43     $ 1.60     $ 1.83     $ 1.90     $ 3.21    $ 8.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)             (0.01)     (0.01)     (0.01)     (0.03)      0.01    (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          0.87      (0.12)     (0.22)     (0.04)     (1.29)   (2.62)
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          0.86      (0.13)     (0.23)     (0.07)     (1.28)   (2.64)
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS          0.00       0.04       0.00       0.00       0.03     2.15
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $ 2.29     $ 1.43     $ 1.60     $ 1.83     $ 1.90    $ 3.21
=======================================================================================================

TOTAL RETURN                            60.14%     (8.38%)   (12.58%)(c) (3.68%)   (39.98%)  (44.38%)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                      $104,831    $64,429    $81,470    $99,753   $107,249  $151,085
Ratio of Expenses to
  Average Net Assets(d)                  2.10%      2.34%    2.08%(e)     2.20%      1.90%     1.47%
Ratio of Net Investment
  Loss to Average Net Assets            (0.80%)    (0.99%) (0.76%)(e)    (1.60%)    (0.93%)   (0.41%)
Portfolio Turnover Rate                    46%        90%      37%(c)      141%       133%      148%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the years ended October 31, 1999 and 1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e)  Annualized

                                                                            PERIOD ENDED
                                                    YEAR ENDED MARCH 31       MARCH 31
                                                  ----------------------------------------
                                                     2002        2001         2000(a)

GOLD & PRECIOUS METALS FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                  $ 1.53      $ 1.60       $ 1.75
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                (0.07)      (0.01)       (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                       0.96       (0.02)       (0.15)
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       0.89       (0.03)       (0.15)
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                       0.00        0.04         0.00
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                        $ 2.42      $ 1.53       $ 1.60
==========================================================================================

TOTAL RETURN(d)                                      58.17%       (1.95%)     (8.57%)(e)

RATIOS
Net Assets-End of Period ($000 Omitted)               $ 515        $ 57          $ 1
Ratio of Expenses to Average Net Assets(f)            3.33%        3.38%       3.54%(g)
Ratio of Net Investment Loss to
  Average Net Assets                                 (1.67%)      (1.41%)     (0.82%)(g)
Portfolio Turnover Rate                                 46%          90%         37%(h)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    -------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

HEALTH SCIENCES FUND-
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $45.78     $55.52     $58.39     $62.12     $57.50    $55.24
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Income (Loss)             (0.38)     (0.12)     (0.06)      0.14       0.13      0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          2.18      (0.51)      3.53       5.02      13.55     10.85
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          1.80      (0.63)      3.47       5.16      13.68     10.91
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS        0.02(c)      9.11       6.34       8.89       9.06      8.65
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $47.56     $45.78     $55.52     $58.39     $62.12    $57.50
=======================================================================================================

TOTAL RETURN                              3.95%    (4.12%)   6.30%(d)     8.44%     28.58%    22.96%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                     $1,475,313 $1,580,378 $1,622,624 $1,574,020 $1,328,196  $944,498
Ratio of Expenses to
  Average Net Assets(e)                  1.31%      1.23%    1.18%(f)     1.22%      1.12%     1.08%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                 (0.75%)    (0.20%) (0.22%)(f)     0.07%      0.25%     0.11%
Portfolio Turnover Rate                   160%       177%     107%(d)      127%        92%      143%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001 and the period ended March 31, 2000.
(c)  Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)  Annualized

                                                                            PERIOD ENDED
                                                   YEAR ENDED MARCH 31        MARCH 31
                                                 -----------------------------------------
                                                     2002        2001         2000(a)

HEALTH SCIENCES FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                $ 45.40     $ 55.50      $ 62.05
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                 (0.35)      (0.05)       (0.03)
Net Investment Loss
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                      1.65       (0.94)       (6.52)
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      1.30       (0.99)       (6.55)
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.02(C)       9.11         0.00
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                      $ 46.68     $ 45.40      $ 55.50
==========================================================================================

TOTAL RETURN(d)                                      2.85%      (4.79%)   (10.56%)(e)

RATIOS
Net Assets-End of Period  ($000 Omitted)          $ 15,892    $ 10,767       $ 470
Ratio of Expenses to Average Net Assets(f)           2.26%       2.03%       1.65%(g)
Ratio of Net Investment Loss
  to Average Net Assets                             (1.70%)     (1.08%)    (0.54%)(g)
Portfolio Turnover Rate                               160%        177%        107%(h)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  Distribution was a tax return of capital.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                 YEAR ENDED       PERIOD ENDED
                                                   MARCH 31           MARCH 31
                                              ----------------------------------
                                                       2002           2001(a)

HEALTH SCIENCES FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period                  $45.43           $55.84
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                   (0.48)           (0.22)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                       2.05           (10.19)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       1.57           (10.41)
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.02(c)            0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                        $46.98           $45.43
================================================================================

TOTAL RETURN                                          3.42%       (18.64%)(d)

RATIOS
Net Assets-End of Period ($000 Omitted)             $ 2,405              $ 1
Ratio of Expenses to Average Net Assets(e)            1.71%          3.62%(f)
Ratio of Net Investment Loss to
  Average Net Assets                                 (1.09%)       (2.75%)(f)
Portfolio Turnover Rate                                160%           177%(g)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c)  Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    -------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

LEISURE FUND-
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $ 37.13    $ 47.12    $ 43.21    $ 27.92    $ 27.21   $ 22.89
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Income (Loss)(c)           (0.03)     (0.00)     (0.13)     (0.00)     (0.00)     0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           2.21      (3.05)      7.27      17.20       3.69      4.96
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           2.18      (3.05)      7.14      17.20       3.69      4.98
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS           0.36       6.94       3.23       1.91       2.98      0.66
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $ 38.95    $ 37.13    $ 47.12    $ 43.21    $ 27.92   $ 27.21
=======================================================================================================

TOTAL RETURN                              6.01%     (5.50%)  17.34%(d)    65.13%     15.16%    22.32%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                       $799,465   $607,428   $549,523   $443,348   $228,681  $216,616
Ratio of Expenses to
  Average Net Assets(e)                   1.40%      1.36%    1.28%(f)     1.44%      1.41%     1.41%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.64%)    (0.51%) (0.65%)(f)    (0.68%)    (0.09%)    0.05%
Portfolio Turnover Rate                     27%        28%      23%(d)       35%        31%       25%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)  Annualized

                                                                          PERIOD ENDED
                                                   YEAR ENDED MARCH 31      MARCH 31
                                              -----------------------------------------
                                                    2002         2001        2000(a)

LEISURE FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                 $ 36.80      $ 47.09     $ 45.51
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                   (0.17)       (0.13)      (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                       2.02        (3.22)       1.60
---------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       1.85        (3.35)       1.58
---------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                       0.36         6.94        0.00
---------------------------------------------------------------------------------------
Net Asset Value-End of Period                       $ 38.29      $ 36.80     $ 47.09
=======================================================================================

TOTAL RETURN(c)                                       5.10%       (6.18%)    3.47%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)             $16,307       $5,388        $ 84
Ratio of Expenses to Average Net Assets(e)            2.26%        2.08%     1.71%(f)
Ratio of Net Investment Loss
  to Average Net Assets                              (1.48%)      (1.08%)  (0.42%)(f)
Portfolio Turnover Rate                                 27%          28%       23%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                    PERIOD ENDED
                                                                      MARCH 31
                                                                  --------------
                                                                         2002(a)
LEISURE FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period                                     $36.11
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.09)
Net Gains on Securities (Both Realized and Unrealized)                    2.96
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          2.87
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                           $38.98
================================================================================

TOTAL RETURN                                                           7.95%(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                $62,226
Ratio of Expenses to Average Net Assets(d)                             1.23%(e)
Ratio of Net Investment Loss to Average Net Assets                   (0.48%)(e)
Portfolio Turnover Rate                                                  27%(f)

(a)  From December 17, 2001, inception of Class K, to March 31, 2002.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.


                                                        PERIOD  ENDED                       PERIOD ENDED
                                   YEAR ENDED MARCH 31    MARCH 31     YEAR ENDED JULY 31     JULY 31
                                -------------------------------------------------------------------------
                                     2002        2001      2000(a)     1999         1998      1997(b)

REAL ESTATE OPPORTUNITY FUND-
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period  $ 7.12      $ 6.63    $ 6.90      $ 9.15       $10.99    $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                  0.24        0.26      0.27        0.33         0.38      0.22
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)       0.78        0.48     (0.28)      (1.56)       (0.96)     0.99
---------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS       1.02        0.74     (0.01)      (1.23)       (0.58)     1.21
---------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS       0.25        0.25      0.26        1.02         1.26      0.22
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period        $ 7.89      $ 7.12    $ 6.63      $ 6.90      $  9.15    $10.99
=========================================================================================================

TOTAL RETURN                         14.67%      11.05% (0.03%)(c)    (13.29%)      (6.49%) 12.24%(c)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                    $20,345     $28,546   $20,046     $17,406      $23,548   $36,658
Ratio of Expenses to
  Average Net Assets(d)(e)            1.61%       1.60%   1.34%(f)      1.34%        1.22%   1.20%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)               3.58%       3.52%   5.54%(f)      4.23%        3.53%   4.08%(f)
Portfolio Turnover Rate                196%      338%(g)   272%(c)(g)  697%(g)        258%     70%(c)

(a)  From August 1, 1999 to March 31, 2000.
(b)  From January 1, 1997,  commencement of investment  operations,  to July 31,
     1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2002 and 2001, the period ended March 31, 2000, the years ended July 31, 1999 and 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.25%, 2.03%, 2.73% (annualized), 2.76%, 1.97%, and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.94%, 3.09%, 4.15% (annualized), 2.81%, 2.78%, and 3.45% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

                                                     YEAR ENDED       PERIOD ENDED
                                                      MARCH 31           MARCH 31
                                              -----------------------------------------
                                                 2002         2001         2000(a)

REAL ESTATE OPPORTUNITY FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period              $ 7.10       $ 6.62       $ 6.58
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.14         0.20         0.08
Net Gains on Securities
  (Both Realized and Unrealized)                   0.82         0.48         0.06
---------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.96         0.68         0.14
---------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.11         0.20         0.10
---------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $ 7.95       $ 7.10       $ 6.62
=======================================================================================

TOTAL RETURN(b)                                  13.69%       10.20%        2.10%(c)

RATIOS
Net Assets-End of Period ($000 Omitted)            $484       $1,336        $ 143
Ratio of Expenses to Average Net Assets(d)(e)     2.37%        2.26%        1.77%(f)
Ratio of Net Investment Income
  to Average Net Assets(e)                        2.72%        2.90%       19.13%(f)
Portfolio Turnover Rate                            196%         338%(g)      272%(g)(h)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.72%, 2.26% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.37%, 2.90% and 18.86% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    --------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

TECHNOLOGY FUND-INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $ 35.60    $101.92    $ 58.17    $ 28.07    $ 35.97   $  34.23
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)           (0.08)     (0.10)     (0.03)     (0.07)     (0.00)      0.13
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)         (5.11)    (63.58)     47.69      30.17      (1.45)      6.23
--------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          (5.19)    (63.68)     47.66      30.10      (1.45)      6.36
--------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS           0.00       2.64       3.91       0.00       6.45       4.62
--------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $ 30.41    $ 35.60    $101.92    $ 58.17    $ 28.07   $  35.97
========================================================================================================

TOTAL RETURN                            (14.58%)   (63.54%)  85.87%(c)   107.23%     (2.47%)    20.71%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                     $1,865,251 $2,181,879 $5,034,087 $2,081,613 $1,008,771  $1,039,968
Ratio of Expenses to
  Average Net Assets(d)                   1.37%      0.98%    0.88%(e)     1.20%      1.17%       1.05%
Ratio of Net Investment Income
   (Loss) to Average Net Assets          (1.08%)    (0.47%) (0.48%)(e)    (0.79%)    (0.49%)      0.41%
Portfolio Turnover Rate                     79%        85%      28%(c)      143%       178%        237%

(a)  From November 1, 1999 to March 31, 2000.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e)  Annualized

                                                                          PERIOD ENDED
                                                 YEAR ENDED MARCH 31         MARCH 31
                                               -------------------------------------------
                                                  2002          2001         2000(a)

TECHNOLOGY FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period              $ 35.22       $ 101.85    $  95.51
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                (0.22)         (0.18)      (0.15)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (5.27)        (63.81)       6.49
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (5.49)        (63.99)       6.34
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00           2.64        0.00
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $ 29.73       $  35.22    $ 101.85
==========================================================================================

TOTAL RETURN(c)                                  (15.59%)       (63.89%)    6.63%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)          $18,910       $ 15,919    $  2,970
Ratio of Expenses to Average Net Assets(e)         2.54%          1.86%     1.45%(f)
Ratio of Net Investment Loss
  to Average Net Assets                           (2.26%)        (1.30%)  (1.03%)(f)
Portfolio Turnover Rate                              79%            85%       28%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                               YEAR ENDED        PERIOD ENDED
                                                 MARCH 31            MARCH 31
                                         ---------------------------------------
                                                     2002              2001(a)

TECHNOLOGY FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period               $ 35.09           $ 60.01
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                 (0.27)            (0.82)
Net Losses on Securities
  (Both Realized and Unrealized)                    (4.60)           (24.10)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (4.87)           (24.92)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                      $30.22            $35.09
================================================================================

TOTAL RETURN                                      (13.85%)          (41.54%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)          $ 27,147               $ 1
Ratio of Expenses to Average Net Assets(d)          1.28%             5.18%(e)
Ratio of Net Investment Loss
  to Average Net Assets                            (1.15%)           (4.67%)(e)
Portfolio Turnover Rate                               79%               85%(f)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED JULY 31
                                    --------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

TELECOMMUNICATIONS FUND-
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $23.89     $64.42     $31.80     $19.60     $15.31    $12.43
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Income (Loss)(c)          (0.11)     (0.16)     (0.10)     (0.00)      0.01      0.06
Net Gains or (Losses)  on Securities
  (Both Realized and Unrealized)        (11.42)    (38.91)     32.87      12.57       5.32      3.90
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS        (11.53)    (39.07)     32.77      12.57       5.33      3.96
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS          0.00       1.46       0.15       0.37       1.04      1.08
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $12.36     $23.89     $64.42     $31.80     $19.60    $15.31
=======================================================================================================

TOTAL RETURN                           (48.26%)   (61.42%)   103.25%(d)  65.52%     36.79%    33.93%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                      $573,969 $1,486,660 $4,125,890 $1,029,256   $276,577   $72,458
Ratio of Expenses to
  Average Net Assets(e)                  1.70%      1.10%      0.99%(f)   1.24%      1.32%     1.69%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                 (0.57%)    (0.32%)   (0.32%)(f)  (0.49%)    (0.16%)    0.56%
Portfolio Turnover Rate                    91%        61%        24%(d)     62%        55%       96%

(a)  From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)  Annualized

                                                                          PERIOD ENDED
                                                   YEAR ENDED MARCH 31       MARCH 31
                                                 -----------------------------------------
                                                     2002        2001          2000(a)

TELECOMMUNICATIONS FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period               $ 23.70     $ 64.37        $ 59.28
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                (0.04)       (0.13)         (0.06)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (11.56)      (39.08)          5.15
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (11.60)      (39.21)          5.09
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00         1.46           0.00
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $ 12.10      $ 23.70        $ 64.37
==========================================================================================

TOTAL RETURN(c)                                  (48.95%)     (61.69%)         8.59%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)          $10,392      $11,980         $2,530
Ratio of Expenses to Average Net Assets(e)         2.60%        1.99%          1.49%(f)
Ratio of Net Investment Loss to
  Average Net Assets                              (1.52%)      (1.18%)       (0.86%)(f)
Portfolio Turnover Rate                              91%          61%            24%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                      YEAR ENDED  PERIOD ENDED
                                                        MARCH 31      MARCH 31
                                                    ----------------------------

                                                            2002         2001(a)

TELECOMMUNICATIONS FUND-CLASS K
PER SHARE DATA
Net Asset Value-Beginning of Period                       $23.80       $36.43
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.15)       (0.19)
Net Losses on Securities
  (Both Realized and Unrealized)                          (11.35)      (12.44)
--------------------------------------------------------------------------------
Total from Investment Operations                          (11.50)      (12.63)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                             $12.30       $23.80
================================================================================

TOTAL RETURN                                             (48.32%)    (34.67%)(c)

RATIOS
Net Assets-End of Period  ($000 Omitted)                    $864          $ 1
Ratio of Expenses to  Average Net Assets(d)(e)             2.21%        2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)     (1.32%)     (1.52%)(f)
Portfolio Turnover Rate                                      91%          61%(g)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED
                                      YEAR ENDED MARCH 31    MARCH 31      YEAR ENDED OCTOBER 31
                                    -------------------------------------------------------------------
                                        2002       2001       2000(a)    1999       1998      1997

UTILITIES FUND-
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period     $16.20     $20.42     $17.68     $14.73     $12.42    $12.04
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                     0.15       0.13       0.04       0.17       0.30      0.32
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)        (5.54)     (3.22)      3.95       3.20       2.56      1.25
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         (5.39)     (3.09)      3.99       3.37       2.86      1.57
-------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS          0.15       1.13       1.25       0.42       0.55      1.19
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period           $10.66     $16.20     $20.42     $17.68     $14.73    $12.42
=======================================================================================================

TOTAL RETURN                           (33.34%)   (15.18%)    23.99%(c)  23.22%     23.44%    14.37%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                      $124,578   $232,877   $260,554   $223,334   $177,309  $132,423
Ratio of Expenses to Average
  Net Assets(c)(d)                       1.30%      1.30%      1.24%(e)   1.26%      1.29%     1.22%
Ratio of Net Investment Income to
   Average Net Assets(d)                 1.09%      0.74%      0.50%(e)   1.02%      1.82%     2.74%
Portfolio Turnover Rate                    56%        49%        18%(b)     32%        47%       55%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, 1998, and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.57%, 1.40%, 1.33% (annualized), 1.43%, 1.36%, and 1.27%, respectively, and ratio of net investment income to average net assets would have been 0.82%, 0.64%, 0.41% (annualized), 0.85%, 1.75%, and 2.69%, respectively.
(e) Annualized

                                                                          PERIOD ENDED
                                                     YEAR ENDED MARCH 31    MARCH 31
                                                 -----------------------------------------
                                                      2002         2001        2000(a)

UTILITIES FUND-CLASS C
PER SHARE DATA                                     $ 16.08      $ 20.40      $ 19.91
Net Asset Value-Beginning of Period
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                       0.03        (0.00)       (0.01)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                    (5.48)       (3.22)        0.52
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (5.45)       (3.22)        0.51
------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00         1.10         0.02
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                      $ 10.63      $ 16.08      $ 20.40
==========================================================================================

TOTAL RETURN(d)                                    (33.87%)     (15.83%)      2.58%(e)

RATIOS
Net Assets-End of Period ($000 Omitted)             $1,799       $3,579        $ 248
Ratio of Expenses to Average Net Assets(f)(g)        2.04%        2.07%       1.83%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(g)                           0.32%       (0.02%)    (0.32%)(h)
Portfolio Turnover Rate                                56%          49%         18%(i)

(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2002 and 2001, and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.45%, 2.11%, and 1.83% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.09%), (0.06%), and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2002

INVESCO SECTOR FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2002 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.























811-3826

PROSPECTUS | JULY 31, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR FUNDS, INC.

INVESCO TECHNOLOGY FUND-INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM GROWTH FROM THE TECHNOLOGY SECTOR.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..............
Fund Performance.....................................
Fees And Expenses....................................
Investment Risks.....................................
Principal Risks Associated With The Fund.............
Temporary Defensive Positions........................
Fund Management......................................
Portfolio Manager....................................
Potential Rewards....................................
Share Price..........................................
How To Buy Shares....................................
Your Account Services................................
How To Sell Shares...................................
Taxes................................................
Dividends And Capital Gain Distributions.............
Financial Highlights ................................


                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average long-term capital appreciation.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of the portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

The Fund is subject to other principal risks such as market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows pre-tax and after-tax average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                      TECHNOLOGY FUND--INSTITUTIONAL CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                              [GRAPHIC OMITTED]

              '99                   '00                    '01
              146.17%               (22.50%)               (45.18%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99          66.90%
Worst Calendar Qtr.    9/01         (41.35%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF 12/31/01
--------------------------------------------------------------------------------
                                                               10 YEARS OR
                                                  1 YEAR     SINCE INCEPTION

Technology Fund--Institutional Class(1),(2)
  Return Before Taxes                            (45.18%)        2.61%(3)
  Return After Taxes on Distributions            (45.18%)        1.73%
  Return After Taxes on Distributions
    and Sale of Fund Shares                      (27.51%)        2.32%

S&P 500 Index(4)
  (reflects no deduction for fees,
    expenses, or taxes)                          (11.88%)      (1.03%)(3)

(1) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended June 30, 2002 was (34.05%).

(3) Since inception of Institutional Class of shares on December 22, 1998. Index comparison begins on December 31, 1998.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Insitutional Class and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

INVESCO TECHNOLOGY FUND--INSTITUTIONAL CLASS
Management Fees                                0.53%
Distribution and Service (12b-1) Fees           None
Other Expenses(1)                              0.21%
                                               -----
Total Annual Fund Operating Expenses(1)        0.74%
                                               =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund 's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR    3 YEARS    5 YEARS  10 YEARS
                        $76       $237       $411     $918

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                        --------------------------------------

Although the Fund generally invests in equity securities of companies in the technology sector, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market,
These are securities issued by U.S.                     Information,
banks that represent shares of foreign                  Political,
corporations held by those banks.                       Regulatory,
Although traded in U.S. securities                      Diplomatic,
markets and valued in U.S. dollars, ADRs                Liquidity, and
carry most of the risks of investing                    Currency Risks
directly in foreign securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy               Market,
or sell a specific amount of a financial                Liquidity, and
instrument (such as an index option) at a               Options and Futures
stated price on a stated date. The Fund may             Risks
use futures contracts to provide liquidity
and to hedge portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or                   Information,
receive a security or other instrument,                 Liquidity, and
index, or commodity, or cash payment                    Options and
depending on the price of the underlying                Futures Risks
security or the performance of an index
or other benchmark. Includes options on
specific securities and stock indices,
and options on stock index futures.
May be used in the Fund's portfolio to
provide liquidity and hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,                    Counterparty,
swaps, caps, floors, and collars. They                  Currency,
may be used to try to manage the Fund's                 Liquidity,
foreign currency exposure and other                     Market, and
investment risks, which can cause its net               Regulatory Risks
asset value to rise or fall. The Fund may
use these financial instruments, commonly
known as "derivatives," to increase or
decrease its exposure to changing securities
prices, interest rates, currency exchange
rates, or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a
security agrees to buy it back at an agreed-upon
price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $400 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $22.2 billion for more than 3,579,561 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended March 31, 2002.

--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF
FUND                            AVERAGE ANNUAL NET ASSETS UNDER  MANAGEMENT
--------------------------------------------------------------------------------
Technology                                         0.53%

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years).
o  can  accept  the  additional  risks and  volatility  associated  with  sector investing.
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o  primarily seeking current dividend income.
o unwilling to accept potentially significant changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
-FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately for that class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, your instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class's minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS

Minimum Initial Investment      $ 10,000,000

Minimum Balance                 $  5,000,000

Minimum Subsequent Investment   $  1,000,000


RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS

Minimum Total Plan Assets       $100,000,000

Minimum Initial Investment      $ 10,000,000

Minimum Balance                 $  5,000,000

Minimum Subsequent Investment   $  1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                         INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       Please refer to the    These shares are offered
Mail to:                       investment minimums    only to institutional
INVESCO Funds Group, Inc.,     shown above.           investors and qualified
P.O. Box 173706,                                      retirement plans.  These
Denver, CO 80217-3706.                                shares are not available
You may send your check                               to retail investors.
by overnight courier to:                              INVESCO does not accept
4350 South Monaco Street                              cash, credit cards,
Denver, CO 80237.                                     travelers' cheques, credit
                                                      card checks, instant
                                                      loan checks, money
                                                      orders, or third party
                                                      checks unless they are
                                                      from another financial
                                                      institution related to
                                                      a retirement plan
                                                      transfer.
--------------------------------------------------------------------------------
BY WIRE                        Please refer to the    These shares are offered
You may send your payment      investment minimums    only to institutional
by bank wire (call 1-800-      shown above.           investors and qualified
525-8085 for instructions).                           retirement plans.  These
                                                      shares are not available
                                                      to retail investors.
--------------------------------------------------------------------------------

METHOD                         INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          Please refer to the    These shares are offered
Call 1-800-525-8085 to re-     investment minimums    only to institutional
quest your purchase. Upon      shown above.           investors and qualified
your telephone instructions,                          retirement plans.  These
INVESCO will move money from                          shares are not available
your designated bank/credit                           to retail investors. You
union checking or savings                             must forward your bank
account in order to purchase                          account information to
shares.                                               INVESCO prior to using
                                                      this option.
--------------------------------------------------------------------------------
BY EXCHANGE                    Please refer to the    These shares are offered
Between the same class of      investment minimums    only to institutional
any two INVESCO funds. Call    shown above.           investors and qualified
1-800-525-8085 for pro-                               retirement plans.  These
spectuses of other INVESCO                            shares are not available
funds. Exchanges may be made                          to retail investors. See
in writing or by telephone.                           "Exchange Policy."
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON] YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO:

METHOD                    REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE              $1,000 (or, if less,    INVESCO's telephone
Call us toll-free         full liquidation of     redemption privileges may
at: 1-800-525-8085        the account) for a      be modified or terminated
                          redemption check.       in the future at  INVESCO's
                                                  discretion. The maximum amount
                                                  which may be redeemed by tele-
                                                  phone is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                Any amount.             The redemption request must
Mail your request to                              be signed by all registered
INVESCO Funds Group,                              account owners. Payment will
Inc., P.O. Box                                    be mailed to your address as
173706, Denver, CO                                it appears on INVESCO'S
80217. You may also                               records, or to a bank desig-
send your request by                              nated by you in writing.
overnight courier to:
4350 South Monaco Street
Denver, CO 80237-3706.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY    Any amount.             All registered account owners
Mail your request to:                             must sign the request, with
INVESCO Funds Group,                              signature guarantees from an
Inc., P.O. Box 173706                             eligible guarantor financial
Denver, CO 80217-3706.                            institution, such as a
                                                  commercial bank or a recog-
                                                  nized national or regional
                                                  securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the class's operations. Certain information reflects financial results for a single Institutional Class share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Institutional Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                            PERIOD     PERIOD
                                          YEAR ENDED         ENDED      ENDED
                                           MARCH 31        MARCH 31   OCTOBER 31
                                     -------------------------------------------
                                       2002       2001       2000(a)   1999(b)
TECHNOLOGY FUND-
  INSTITUTIONAL CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period    $ 35.98    $102.55   $ 58.43   $ 33.85
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                      (0.16)     (0.06)    (0.04)    (0.16)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)        (4.89)    (63.87)    48.07     24.74
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         (5.05)    (63.93)    48.03     24.58
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS          0.00       2.64      3.91      0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period          $ 30.93    $ 35.98   $102.55   $ 58.43
================================================================================

TOTAL RETURN                           (14.04%)   (63.39%)   86.14%(d) 72.61%(d)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                    $1,360,738 $1,396,788  $4,453,520  $951,925
Ratio of Expenses to
  Average Net Assets(e)                  0.74%      0.58%    0.56%(f)   0.74%(f)
Ratio of Net Investment Loss
  to Average Net Assets                 (0.46%)    (0.08%) (0.15%)(f) (0.36%)(f)
Portfolio Turnover Rate                    79%        85%      28%(d)    143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Institutional Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the year ended March 31, 2002 and the period ended October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the fiscal year ended October 31, 1999.

JULY 31, 2002

INVESCO SECTOR FUNDS, INC.
INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2002 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report, and semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-3826 and 002-85905.
















811-3826                                                           9158     P155

                       STATEMENT OF ADDITIONAL INFORMATION

                           INVESCO SECTOR FUNDS, INC.

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K INVESCO Gold & Precious Metals Fund - Investor Class and Class A, B, and C
                         (formerly, INVESCO Gold Fund)
       INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C, and K
    INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C,
                                     and K
     INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
           INVESCO Utilities Fund - Investor Class, Class A, B, and C

Address:                                      Mailing Address:
4350 South Monaco Street, Denver, CO 80237    P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:
                                 1-800-525-8085


                                 July 31, 2002
--------------------------------------------------------------------------------
A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold & Precious Metals, INVESCO Health Sciences, INVESCO Leisure, INVESCO Real Estate Opportunity, INVESCO Technology, INVESCO Telecommunications, and INVESCO Utilities Funds and a Prospectus for the Institutional Class shares of INVESCO Technology Fund, each dated July 31, 2002, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company........................................................77

Investments, Policies, and Risks...................................77

Investment Restrictions............................................97

Management of the Funds............................................99

Other Service Providers............................................148

Brokerage Allocation and Other Practices...........................148

Capital Stock......................................................152

Tax Consequences of Owning Shares of a Fund........................153

Performance........................................................155

Code of Ethics.....................................................160

Financial Statements...............................................160

Appendix A.........................................................161

THE COMPANY

INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Real Estate Opportunity Fund and INVESCO Telecommunications Fund, each a series of INVESCO Specialty Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Energy Fund - Investor Class, Class A, B, C, and K; INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K; INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C; INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K; INVESCO Leisure Fund - Investor Class, Class A, B, C, and K; INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C; INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K; and INVESCO Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield, or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

GOLD BULLION -- The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risk considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker, or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund, and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent Gold & Precious Metals Fund from investing in gold bullion; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of June 30, 2002, INVESCO managed 47 mutual funds having combined assets of over $22.2 billion, on behalf of more than 3,579,561 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $400 billion in assets under management as of March 31, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers, and foreign governments.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting, and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications, and processing of distributions.

          INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

               INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

               INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

               INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

               INVESCO Institutional (N.A.), Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

          A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

          A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

          A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

Telecommunications Fund

     o 0.65% on the first $500 million of the Fund's average net assets;

     o 0.55% on the next $500 million of the Fund's average net assets;

     o 0.45% of the Fund's average net assets from $1 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since the Funds' Class A and B shares were not offered until April 1, 2002, no advisory fees were paid with respect to the Funds' Class A and B shares for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                        Advisory         Total Expense     Total Expense
                                        Fee Dollars      Reimbursements    Limitations
                                        -----------      --------------    -----------
INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2002               $ 2,929,700       N/A               N/A
Year Ended March 31, 2001                 2,879,451       N/A               N/A
Period Ended March 31, 2000(1)              539,870       N/A               N/A
Year Ended October 31, 1999               1,236,589       N/A               N/A

FINANCIAL SERVICES FUND
Year Ended  March 31, 2002              $ 8,297,002       N/A               N/A
Year Ended March 31, 2001                 8,371,286       N/A               N/A
Period Ended March 31, 2000(1)            2,859,539       N/A               N/A
Year Ended October 31, 1999               8,448,427       N/A               N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2002               $   579,576       N/A               N/A
Year Ended March 31, 2001                   540,427       N/A               N/A
Period Ended March 31, 2000(1)              282,723       N/A               N/A
Year Ended October 31, 1999                 767,252       N/A               N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2002               $10,066,179       N/A               N/A
Year Ended March 31, 2001                11,327,342       N/A               N/A
Period Ended March 31, 2000(1)            4,323,383       N/A               N/A
Year Ended October 31, 1999               9,661,782       N/A               N/A

                                        Advisory         Total Expense     Total Expense
                                        Fee Dollars      Reimbursements    Limitations
                                        -----------      --------------    -----------
LEISURE FUND
Year Ended March 31, 2002               $ 4,812,282       N/A               N/A
Year Ended March 31, 2001                 4,052,866       N/A               N/A
Period Ended March 31, 2000(1)            1,565,805       N/A               N/A
Year Ended October 31, 1999               2,538,217       N/A               N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2002               $   195,437       $166,722          1.60%
Year Ended March 31, 2001                   254,331        146,760          1.60%(2)
Period Ended March 31, 2000(2)               90,079        167,366          1.30%
Year Ended July 31, 1999                    157,568        296,226          1.30%(4)

TECHNOLOGY FUND
Year Ended March 31, 2002               $11,221,569       N/A               N/A
Year Ended March 31, 2001                19,905,436       N/A               N/A
Period Ended March 31, 2000(1)            7,284,606       N/A               N/A
Year Ended October 31, 1999               8,443,280       N/A               N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002               $ 6,059,211       $0                2.00%
Year Ended March 31, 2001                15,411,959        0                2.00%
Period Ended March 31, 2000(3)            7,283,504        0                2.00%
Year Ended July 31, 1999                  3,079,599        0                2.00%

UTILITIES FUND
Year Ended March 31, 2002               $ 1,271,828       $456,409          1.30%
Year Ended March 31, 2001                 1,866,797        244,669          1.30%(5)
Period Ended March 31, 2000(1)              711,289         88,229          1.25%
Year Ended October 31, 1999               1,487,535        346,779          1.25%

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2002               $ 7,741,523       $0                0.95%
Year Ended March 31, 2001                14,662,130        0                0.95%
Period Ended March 31, 2000(1)            5,589,085        0                0.95%
Period Ended October 31, 1999(6)          2,132,824        0                0.95%

CLASS C
-------
ENERGY FUND
Year Ended March 31, 2002               $    71,360       N/A               N/A
Year Ended March 31, 2001                    28,834       N/A               N/A
Period Ended March 31, 2000(7)                    4       N/A               N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2002               $    89,895       N/A               N/A
Year Ended March 31, 2001                    40,178       N/A               N/A
Period Ended March 31, 2000(7)                   29       N/A               N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2002               $     1,690       N/A               N/A
Year Ended March 31, 2001                        56       N/A               N/A
Period Ended March 31, 2000(7)                    1       N/A               N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2002               $    92,387       N/A               N/A
Year Ended March 31, 2001                    30,819       N/A               N/A
Period Ended March 31, 2000(7)                  160       N/A               N/A

LEISURE FUND
Year Ended March 31, 2002               $    66,957       N/A               N/A
Year Ended March 31, 2001                    13,858       N/A               N/A
Period Ended March 31, 2000(7)                   23       N/A               N/A

                                        Advisory         Total Expense     Total Expense
                                        Fee Dollars      Reimbursements    Limitations
                                        -----------      --------------    -----------
REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2002               $     7,330       $3,376           2.35%
Year Ended March 31, 2001                     8,340            7           2.35%(8)
Period Ended March 31, 2000(7)                   27            9           2.05%

TECHNOLOGY FUND
Year Ended March 31, 2002               $    82,082       N/A              N/A
Year Ended March 31, 2001                    58,968       N/A              N/A
Period Ended March 31, 2000(7)                  884       N/A              N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002               $    67,072       $0               2.75%
Year Ended March 31, 2001                    52,776        0               2.75%
Period Ended March 31, 2000(7)                  632        0               2.75%

UTILITIES FUND
Year Ended March 31, 2002               $    16,021       $8,769           2.05%
Year Ended March 31, 2001                     8,377          446           2.05%(9)
Period Ended March 31, 2000(7)                  159            0           2.00%

CLASS K
-------
ENERGY FUND
Year Ended March 31, 2002               $        40       N/A              N/A
Period Ended March 31, 2001(10)                   3       N/A              N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2002               $     2,642       N/A              N/A
Period Ended March 31, 2001(10)                   2       N/A              N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2002               $     7,002       N/A              N/A
Period Ended March 31, 2001(10)                   2       N/A              N/A

LEISURE FUND
Period Ended March 31, 2002(11)         $   101,257       N/A              N/A

TECHNOLOGY FUND
Year Ended March 31, 2002               $    57,321       N/A              N/A
Period Ended March 31, 2001(10)                   1       N/A              N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002               $     2,436       $857             2.20%
Period Ended March 31, 2001(10)                   2          3             2.20%

(1)  For the period November 1, 1999 through March 31, 2000.

(2)  1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.

(3)  For the period August 1, 1999 through March 31, 2000.

(4)  1.20% prior to May 13, 1999.

(5)  1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.

(6) For the period December 22, 1998, commencement of operations, through October 31, 1999.

(7) For the period February 15, 2000, commencement of operations, through March 31, 2000.

(8)  2.35% as of June 1, 2000. 2.05% prior to June 1, 2000.

(9)  2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.

(10) For the period December 1, 2000, commencement of operations, through March 31, 2001.

(11) For the period December 17, 2001, commencement of operations, through March 31, 2002.

BOARD APPROVAL OF ADVISORY AGREEMENT

In approving the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits of INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that approval of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the Independent Directors working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001,
September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, and April 30, 2002 with the Company.

The Administrative Service Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001,
March 29, 2002, and April 30, 2002 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 ($20.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). Since the Funds' Class A and B shares were not offered until April 1, 2002, no fees were paid with respect to the Funds' Class A and B shares for the periods shown.

                                                          Administrative      Transfer
                                          Advisory          Services          Agency
                                          --------        --------------      --------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2002              $ 2,929,700       $     189,667     $1,545,053
Year Ended March 31, 2001                2,879,451             186,653      1,075,177
Period Ended March 31, 2000(1)             539,870              36,559        295,829
Year Ended October 31, 1999              1,236,589              64,206        773,666

FINANCIAL SERVICES FUND
Year Ended March 31, 2002              $ 8,297,002       $     603,780     $3,653,571
Year Ended March 31, 2001                8,371,286             609,355      3,592,106
Period Ended March 31, 2000(1)           2,859,539             202,451      1,354,862
Year Ended October 31, 1999              8,448,427             383,458      3,485,376

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2002              $   579,576       $      44,747     $  591,845
Year Ended March 31, 2001                  540,427              42,425        675,307
Period Ended March 31, 2000(1)             282,723              21,130        309,207
Year Ended October 31, 1999                767,252              39,652        840,794

HEALTH SCIENCES FUND
Year Ended March 31, 2002              $10,066,179       $     748,431     $4,995,833
Year Ended March 31, 2001               11,327,342             854,080      4,932,280
Period Ended March 31, 2000(1)           4,323,383             322,856      1,692,370
Year Ended October 31, 1999              9,661,782             465,978      3,728,045

LEISURE FUND
Year Ended March 31, 2002              $ 4,812,282       $    322,191      $2,223,893
Year Ended March 31, 2001                4,052,866             266,399      1,546,588
Period Ended March 31, 2000(1)           1,565,805             102,506        474,513
Year Ended October 31, 1999              2,538,217             117,284        958,999

                                                          Administrative      Transfer
                                          Advisory          Services          Agency
                                          --------        --------------      --------
REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2002              $   195,437       $      21,375     $  184,349
Year Ended March 31, 2001                  254,331              24,944        181,945
Period Ended March 31, 2000(2)              90,079              12,070        113,001
Year Ended July 31, 1999                   157,568              14,814        219,575

TECHNOLOGY FUND
Year Ended March 31, 2002              $11,221,569       $     952,220     $9,473,575
Year Ended March 31, 2001               19,905,436           1,951,880      7,774,361
Period Ended March 31, 2000(1)           7,284,606             697,730      1,698,209
Year Ended October 31, 1999              8,443,280             444,783      3,264,755

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002              $ 6,059,211       $     479,920     $7,169,676
Year Ended March 31, 2001               15,411,959           1,401,796      6,982,923
Period Ended March 31, 2000(2)           7,283,504             635,952      1,967,154
Year Ended July 31, 1999                 3,079,599             145,056      1,211,700

UTILITIES FUND
Year Ended March 31, 2002              $ 1,271,828       $      86,184     $  663,815
Year Ended March 31, 2001                1,866,797             121,963        643,717
Period Ended March 31, 2000(1)             711,289              46,843        220,764
Year Ended October 31, 1999              1,487,535              69,173        544,152

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2002              $ 7,741,523       $     656,870     $1,866,951
Year Ended March 31, 2001               14,662,130           1,439,144      1,436,449
Period Ended March 31, 2000(1)           5,589,085             541,308        479,859
Period Ended October 31, 1999(3)         2,132,824             134,616        251,242

CLASS C
-------
ENERGY FUND
Year Ended March 31, 2002              $    71,360       $       4,614     $   36,128
Year Ended March 31, 2001                   28,834               1,873          7,544
Period Ended March 31, 2000(4)                   4                   0              2

FINANCIAL SERVICES FUND
Year Ended March 31, 2002              $    89,895       $       6,538     $   43,206
Year Ended March 31, 2001                   40,178               2,948          8,719
Period Ended March 31, 2000(4)                  29                   2              5

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2002              $     1,690       $         129     $    2,548
Year Ended March 31, 2001                       56                   4             65
Period Ended March 31, 2000(4)                   1                   0              2

HEALTH SCIENCES FUND
Year Ened March 31, 2002               $    92,387       $       6,869     $   68,972
Year Ended March 31, 2001                   30,819               2,330         14,710
Period Ended March 31, 2000(4)                 160                  12             15

LEISURE FUND
Year Ended March 31, 2002              $    66,957       $       4,491     $   37,966
Year Ended March 31, 2001                   13,858                 913          4,604
Period Ended March 31, 2000(4)                  23                   1              3

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2002              $     7,330       $         791     $    6,027
Year Ended March 31, 2001                    8,340                 816          2,078
Period Ended March 31, 2000(4)                  27                   3              2

                                                          Administrative      Transfer
                                          Advisory          Services          Agency
                                          --------        --------------      --------
TECHNOLOGY FUND
Year Ended March 31, 2002              $    82,082       $       6,955     $  121,293
Year Ended March 31, 2001                   58,968               5,691         34,315
Period Ended March 31, 2000(4)                 884                  92             78

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002              $    67,072       $       5,268     $   88,258
Year Ended March 31, 2001                   52,776               4,761         30,893
Period Ended March 31, 2000(4)                 632                  59             88

UTILITIES FUND
Year Ended March 31, 2002              $    16,021       $       1,087     $   10,315
Year Ended March 31, 2001                    8,377                 547          2,420
Period Ended March 31, 2000(4)                 159                  11              8

CLASS K
-------
ENERGY FUND
Year Ended March 31, 2002              $        40       $           2     $      274
Period Ended March 31, 2001(5)                   3                   0              8

FINANCIAL SERVICES FUND
Year Ended March 31, 2002              $     2,642       $         191     $    1,181
Period Ended March 31, 2001(5)                   2                   0              8

HEALTH SCIENCES FUND
Year Ended March 31, 2002              $     7,002       $         519     $    4,885
Period Ended March 31, 2001(5)                   2                   0              7

LEISURE FUND
Period Ended March 31, 2002(6)         $   101,257       $       6,867     $       13

TECHNOLOGY FUND
Year Ended March 31, 2002              $    57,321       $       4,797     $   20,793
Period Ended March 31, 2001(5)                   1                   0             13

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002              $     2,436       $         183     $    2,901
Period Ended March 31, 2001(5)                   2                   0              7

(1) For the period November 1, 1999 through March 31, 2000.

(2) For the period August 1, 1999 through March 31, 2000.

(3) For the period December 22, 1998, commencement of operations, through October 31, 1999.

(4) For the period February 15, 2000, commencement of operations, through March 31, 2000.

(5) For the period December 1, 2000, commencement of operations, through March 31, 2001.

(6) For the period December 17, 2001, commencement of operations, through March 31, 2002.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the Interested Directors. For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director
Fred A. Deering (3),(4),(8),(9),(10)    Vice Chairman           Formerly, Chairman of           48
1551 Larimer Street, #1701              of the Board            the Executive Committee
Denver, Colorado                                                and Chairman of the
Age:  74                                                        Board of Security
                                                                Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             48              Director of
(5),(7),(11),(12)                                               Chairman Emeritus                               The Sheffield
34 Seawatch Drive                                               and Chairman and CFO                            Funds, Inc.
Savannah, Georgia                                               of the Roundtable of
Age:  72                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President,
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Bob R. Baker                            Director                Consultant (2000 to             48
(4),(5),(6),(10),(11),(12)                                      present). Formerly,
37 Castle Pines Dr. N.                                          President and Chief
Castle Rock, Colorado                                           Executive Officer
Age:  66                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  until
                                                                mid-December 1988,
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                formerly, Chairman of
                                                                the Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               48
(3),(6),(11),(12)                                               Formerly, Senior
7608 Glen Albens Circle                                         Vice President and
Dallas, Texas                                                   Senior Trust Officer
Age:  72                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   48
(5),(6),(10)                            2000)                   Founder of Green,
3600 Republic Plaza                                             Manning & Bunch
370 Seventeenth Street                                          Ltd., Denver,
Denver, Colorado                                                Colorado (1988 to
Age:  59                                                        present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc. since September
                                                                1993; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Co.,
                                                                Denver, Colorado;
                                                                and formerly, Chairman
                                                                and Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Gerald J. Lewis(3),(7),(8)              Director (since         Chairman of Lawsuit             48              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
Age:  68                                                        present). Formerly,                             Hampdon, New
                                                                Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and Of                              present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc., Fisher
                                                                                                                Scientific,
                                                                                                                Inc., Henley
                                                                                                                Manufacturing,
                                                                                                                Inc., and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

John W. McIntyre                        Director                Retired. Trustee of             48
(3),(4),(6),(8)                                                 Gables Residential
7 Piedmont Center                                               Trust; Trustee and
Suite 100                                                       Chairman of the J.M.
Atlanta, Georgia                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corp. and The
                                                                Citizens and
                                                                Southern National
                                                                Bank; formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                GA, Emory University.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             48              Director of
(5),(7),(10),(11),(12)                  (since 1997)            Chairman of the                                 Synergen
2358 Sunshine                                                   Board (1987 to                                  since incorpo-
Canyon Drive                                                    1994), Chief                                    ration in
Boulder, Colorado                                               Executive Officer                               1982;
Age:  60                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and formerly
                                                                Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

Interested Directors and Officers.

These directors are  "interested  persons" of the Company as defined in the 1940
Act. Messrs. Cunningham, Healey, and Williamson are interested persons by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO
Distributors, Inc.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Mark H. Williamson                      President(1998 to       Chief Executive                 48              Chairman of
(4),(12)                                2001), Chief Executive  Officer, Managed                                the Board of
4350 South Monaco Street                Officer (1998 to pre-   Products Division,                              INVESCO Funds
Denver, Colorado                        sent) and Chairman of   AMVESCAP PLC (2001                              Group, Inc.
Age:  51                                the Board               to present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer of                            Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer of
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.; formerly,
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                formerly, Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; formerly, Chairman
                                                                and Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                formerly, Chairman of
                                                                NationsBanc
                                                                Investments, Inc.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Raymond R. Cunningham                   Vice President          President and Chief             48              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
Age: 51                                                         Group, Inc.; Presi-                             and  INVESCO
                                                                dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992-1998).


Richard W. Healey                       Director                Senior Vice                     37              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
Age:  47                                                        Senior Vice                                     and INVESCO
                                                                President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
Age:  54                                                        Secretary of INVESCO
                                                                Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in the    ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                             Director

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President and                                   INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer of INVESCO                            Group, Inc. and
Age:  55                                and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
                                                                and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).


William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary of                          Group, Inc. and
Age:  45                                                        INVESCO Funds Group,                            INVESCO Dis-
                                                                Inc.; and Senior                                tributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary of
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
Age:  41                                                        Group, Inc.; and
                                                                Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane' T. Tyler                          Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
Age:  37                                                        Funds Group, Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended March 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended March 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended March 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 5 meetings during the fiscal year ended March 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended March 31, 2002, the legal committee met 3 times, the compensation committee met 3 times, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended March 31, 2002, the nominating committee did not meet.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

--------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                    Aggregate Dollar
                           Owned in Each Fund(1)                                Range of Equity
                                                                                Securities in All
                                                                                Registered
                                                                                Investment
                                                                                Companies
                                                                                Overseen by the
                                                                                Director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
--------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------
Fred A. Deering            INVESCO Energy Fund                  $  1 - 10,000        Over $100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 10,001 - 50,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
Victor L. Andrews          INVESCO Energy Fund                  $  1 - 10,000        Over $100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    Over 100,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 1 - 10,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                      Aggregate Dollar
                           Owned in Each Fund(1)                                  Range of Equity
                                                                                  Securities in All
                                                                                  Registered
                                                                                  Investment
                                                                                  Companies
                                                                                  Overseen by the
                                                                                  Director in the
                                                                                  INVESCO Funds
                                                                                  Complex(1)
--------------------------------------------------------------------------------------------------
Bob R. Baker               INVESCO Energy Fund                  $  1 - 10,000        Over $100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 50,001 - 100,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
Lawrence H. Budner         INVESCO Energy Fund                  $  1 - 10,000        Over $100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fun d    1 - 10,000
                           INVESCO Health Sciences Fund            50,001 - 100,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 1 - 10,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
James T. Bunch             INVESCO Energy Fund                  $  1 - 10,000     $10,001 - 50,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 1 - 10,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
Gerald J. Lewis            INVESCO Energy Fund                  $  1 - 10,000    $50,001 - 100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 1 - 10,000
                           INVESCO Telecommunications Fund         1 - 10,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
John W. McIntyre           INVESCO Energy Fund                  $  1 - 10,000        Over $100,000
                           INVESCO Financial Services Fund         1 - 10,000
                           INVESCO Gold & Precious Metals Fund     1 - 10,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    50,001 - 100,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 10,001 - 50,000
                           INVESCO Telecommunications Fund         10,001 - 50,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                      Aggregate Dollar
                           Owned in Each Fund(1)                                  Range of Equity
                                                                                  Securities in All
                                                                                  Registered
                                                                                  Investment
                                                                                  Companies
                                                                                  Overseen by the
                                                                                  Director in the
                                                                                  INVESCO Funds
                                                                                  Complex(1)
--------------------------------------------------------------------------------------------------
Larry Soll                 INVESCO Energy Fund                  $  10,001 - 50,000   Over $100,000
                           INVESCO Financial Services Fund         10,001 - 50,000
                           INVESCO Gold & Precious Metals Fund     10,001 - 50,000
                           INVESCO Health Sciences Fund            1 - 10,000
                           INVESCO Leisure Fund                    1 - 10,000
                           INVESCO Real Estate Opportunity Fund    1 - 10,000
                           INVESCO Technology Fund                 10,001 - 50,000
                           INVESCO Telecommunications Fund         10,001 - 50,000
                           INVESCO Utilities Fund                  1 - 10,000
--------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------
Mark H. Williamson         INVESCO Energy Fund                  $  Over 100,000      Over $100,000
                           INVESCO Financial Services Fund         Over 100,000
                           INVESCO Gold & Precious Metals Fund     None
                           INVESCO Health Sciences Fund            50,001 - 100,000
                           INVESCO Leisure Fund                    None
                           INVESCO Real Estate Opportunity Fund    None
                           INVESCO Technology Fund                 Over 100,000
                           INVESCO Telecommunications Fund         None
                           INVESCO Utilities Fund                  None
--------------------------------------------------------------------------------------------------
Raymond R. Cunningham      INVESCO Energy Fund                  $  None              Over $100,000
                           INVESCO Financial Services Fund         None
                           INVESCO Gold & Precious Metals Fund     None
                           INVESCO Health Sciences Fund            None
                           INVESCO Leisure Fund                    Over 100,000
                           INVESCO Real Estate Opportunity Fund    None
                           INVESCO Technology Fund                 None
                           INVESCO Telecommunications Fund         50,001 - 100,000
                           INVESCO Utilities Fund                  50,001 - 100,000
--------------------------------------------------------------------------------------------------
Richard Healey             INVESCO Energy Fund                  $ Over 100,000       Over $100,000
                           INVESCO Financial Services Fund        1 - 10,000
                           INVESCO Gold & Precious Metals Fund    None
                           INVESCO Health Sciences Fund           1 - 10,000
                           INVESCO Leisure Fund                   None
                           INVESCO Real Estate Opportunity Fund   None
                           INVESCO Technology Fund                1 - 10,000
                           INVESCO Telecommunications Fund        1 - 10,000
                           INVESCO Utilities Fund                 None
--------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended March 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 INVESCO Funds.

-----------------------------------------------------------------------------------------------
Name of Person         Aggregate         Benefits       Estimated               Total Compensa-
and Position           Compensation      Accrued As     Annual Benefits         tion  From
                       From Company(1)   Part of        Upon Retirement(3)      INVESCO Funds
                                         Company                                Paid To
                                         Expenses(2)                            Directors(6)
-----------------------------------------------------------------------------------------------
Fred A. Deering,           $ 29,058      $   8,573      $     10,460            $ 116,000
Vice Chairman
of the Board
-----------------------------------------------------------------------------------------------
Victor L. Andrews            26,983          7,631             9,612               99,700
-----------------------------------------------------------------------------------------------
Bob R. Baker                 27,859          5,244             9,612              102,700
-----------------------------------------------------------------------------------------------
Lawrence H. Budner           25,813          7,631             9,612               98,700
-----------------------------------------------------------------------------------------------
James T. Bunch               24,553              0                 0               92,350
-----------------------------------------------------------------------------------------------
Wendy L. Gramm(4)            35,591              0                 0               94,850
-----------------------------------------------------------------------------------------------
Gerald J. Lewis              25,442              0                 0               95,350
-----------------------------------------------------------------------------------------------
John W. McIntyre             27,201          7,631             9,612              117,050
-----------------------------------------------------------------------------------------------
Larry Soll                   25,674              0                 0              111,900
-----------------------------------------------------------------------------------------------
Total                       248,174         36,710            48,908              928,600
-----------------------------------------------------------------------------------------------
% of Net Assets          0.0031%(5)     0.0005%(5)                             0.0032%(6)
-----------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of March 31, 2002.

(6) Total compensation as a percentage of the net assets of the INVESCO Funds as of December 31, 2001.

Messrs. Cunningham, Healey, and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years), are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

Energy Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co. Inc. Special             Beneficial            32.26%
Custody Acct. for the Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial             9.82%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co                           Beneficial            34.68%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial             6.50%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Gold & Precious Metals Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co                           Beneficial            23.25%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co Inc.                      Beneficial            25.47%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial             6.07%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co Inc                       Beneficial             29.59%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial              5.60%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co Inc                       Beneficial             17.30%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co                           Beneficial             27.84%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial              5.07%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co Inc.                      Beneficial             27.23%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.             Beneficial              8.37%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co                           Beneficial             40.61%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Institutional Class
-------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
State Street Global ADV TR                    Beneficial             99.99%
Boeing Company Master Trust
105 Rosemond Avenue Wesin
Westwood, MA 02090-2318
--------------------------------------------------------------------------------

Class A
-------

Energy Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
NFSC FEBO #479-545759                         Beneficial             28.01%
Tom Line TTEE
Growth Mutual Fund Portfolio
U/A 10/30/99
PO Box 7177
Dublin, OH 43017-0777
--------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                     Beneficial             16.15%
Special Custody Acct For the Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
NFSC FEBO #479-545767                         Beneficial             10.19%
Tom Line TTEE
Aggressive Growth Mutual Fund
U/A 10/30/99
PO Box 7177
Dublin, OH 43017-0777
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              6.09%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Financial Service Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co, Inc.                     Beneficial             50.92%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Merrill Lynch                                 Beneficial             19.95%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Gold & Precious Metals Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
NFSC FEBO # OKS-491950                        Beneficial             13.96%
NFS/FMTC Rollover IRA
FBO Norman G. Malcolm
8012 Royal Birkdale Cir
Bradenton, FL 34202-2533
--------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                     Beneficial             10.76%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial             10.04%
FBO 190898791
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
NFSC FEBO # 479-052167                        Beneficial              9.00%
FMT CO Cust IRA
FBO Robert T. Chinnock
8601 Woodstone Gln
Victoria, MN 55386-9640
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette Securities          Record                  9.00%
Corporation, Inc.
PO Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              5.71%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              5.16%
FBO 132717881
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co, Inc.                     Beneficial             40.51%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Painewebber For The Benefit of VTC Services,  Beneficial             10.82%
Inc.
7340 So Alton Way
Suite 'D'
Englewood, CO 80112-2323
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              6.96%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co, Inc.                     Beneficial             59.00%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              7.85%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Merrill Lynch                                 Beneficial             27.64%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                     Beneficial             20.43%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Painewebber For The Benefit of UBS            Beneficial              8.60%
Painewebber CDN FBO Jacalyn M. Joyner
PO Box 3321
Weehawken, NJ 07086-8154
--------------------------------------------------------------------------------
NFSC FEBO # 579-386871                        Beneficial              7.18%
FMT CO Cust IRA
FBO Oliver J. Dunn
5106 132nd St NE
Marysville, WA 98271-9040
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co, Inc.                     Beneficial             26.48%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Painewebber For The Benefit of VTC Services,  Beneficial              7.13%
Inc.
7340 So Alton Way
Suite 'D'
Englewood, CO 80112-2323
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Charles Schwab & Co, Inc.                     Beneficial             85.40%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Painewebber For The Benefit of                Beneficial             49.81%
Dorothy S. Depp
700 Ocean Ave, Apt 314
Spring Lake, NJ 07762-1272
--------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                     Beneficial             16.26%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
NFSC FEBO #679-050792                         Beneficial              8.10%
FMT CO Cust IRA Rollover
FBO George T. Grzybowski
14449 N 54th Pl
Scottsdale, AZ 85254-2943
--------------------------------------------------------------------------------
NFSC FEBO #579-775444                         Beneficial              5.19%
FMT CO Cust IRA Rollover
FBO Robert D. Wirth
6412 E Winchcomb Dr
Scottsdale, AZ 85254-3355
--------------------------------------------------------------------------------

Class B
-------

Energy Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Dean Witter For The Benefit of                Beneficial             10.60%
Robert G. Leggett
PO Box 250
New York, NY 10008-0250
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              6.17%
FBO 561696421
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              5.73%
FBO 205296811
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Dean Witter For The Benefit of                Beneficial              9.92%
Robert G. Leggett
PO Box 250
New York, NY 10008-0250
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust IRA R/O                 Beneficial              8.62%
Marianne Tatasciore
44 Donald Dr
Orinda, CA 94563-3653
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              5.33%
FBO 201170731
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Gold & Precious Metals Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
NFSC FEBO # OKS-630250                        Beneficial             55.12%
Carole Scutt TTEE
The Carole Scutt Living Trust
U/A 4/2/92
1301 N Tamiami Trl Apt 114
Sarasota, FL 34236-2407
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial             17.21%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Dain Rauscher, Inc. FBO                       Beneficial             10.25%
Helen Jurkowski TTEE
Jurkowski Family Revocable Tru
U/A DTD 01/29/1997
14 W Valle Pl
Tuscon, AZ 85737-7628
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust IRA                     Beneficial              7.41%
Raymond J. Lattanzio
3370 Beau Rivage Dr R2
Pompano Beach, FL 33064-2057
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Dean Witter For The Benefit of                Beneficial             18.81%
Robert G. Leggett
PO Box 250
New York, NY 10008-0250
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              7.05%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              5.37%
FBO 203189291
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Merrill Lynch                                 Beneficial              5.12%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
American Enterprise Investment Svcs           Beneficial             43.84%
FBO 204736331
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial             18.27%
FBO 199433721
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
American Enterprise Investment Svcs           Beneficial             17.82%
FBO 204107831
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial             11.16%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              5.32%
FBO 201265381
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
LPL Financial Services                        Beneficial             16.75%
A/C 3905-6169
9785 Towne Centre Dr
San Diego, CA 92121-1968
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial             16.63%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
First Clearing Corporation                    Beneficial             14.18%
A/C 1238-7624
Eugene P. Austin IRA
FCC as Custodian
428 Fieldstone Ct SW
Lilburn, GA 30047-3032
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial             10.88%
FBO 203917511
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              8.23%
FBO 193463371
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
First Clearing Corporation                    Beneficial              8.14%
A/C 1626-4786
Delaware Charter Guar & Tr
11522 Carter St
Overland Park, KS 66210-2918
--------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              6.79%
FBO 135010771
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
LPL Financial Services                        Beneficial              6.34%
A/C 6632-0952
9785 Towne Centre Dr
San Diego, CA 92121-1968
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
American Enterprise Investment Svcs           Beneficial              5.86%
FBO 200891991
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
American Enterprise Investment Svcs           Beneficial             35.27%
FBO 185295941
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
National Investor Services FBO                Beneficial             32.87%
434-04898-24
55 Water Street, 32nd Floor
New York, NY 10041-0028
-------------------------------------------------------------------------------
Dean Witter For The Benefit of                Beneficial             19.37%
Samuel Chazanow
PO Box 250 Church Street Station
New York, NY 10008-0250
-------------------------------------------------------------------------------
American Enterprise Investment Svcs           Beneficial              6.50%
FBO 200424461
PO Box 9446
Minneapolis, MN 55440-9446
-------------------------------------------------------------------------------
INVESCO Funds Group, Inc.                     Record                  5.99%
Attn: Sheila Wendland
PO Box 173706
Denver, CO 80217-3706
-------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Painewebber For The Benefit of                Beneficial             16.49%
Eileen Gehring
15 Macopin Ct
Livingston, NJ 07039-2948
-------------------------------------------------------------------------------
Painewebber For The Benefit of                Beneficial             15.76%
Theresa Hampl
136 Randolph Ave
Dumont, NJ 07628-2948
-------------------------------------------------------------------------------
Painewebber For The Benefit of                Beneficial             15.06%
UBS Painewebber CDN FBO
Joseph Mazza
PO Box 3321
Weehawken, NJ 07086-8154
-------------------------------------------------------------------------------
Painewebber For The Benefit of                Beneficial             12.59%
Robert T. Harmon & Nancy Harmon JTWROS
14 Schindler Ct
Chatham, NJ 07928-1938
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Painewebber For The Benefit of                Beneficial             11.82%
Josephine P. Parenta
184 9th St
Fairview, NJ 07022-1609
-------------------------------------------------------------------------------
Painewebber For The Benefit of                Beneficial             11.79%
UBS Painewebber CDN FBO
Federick P. Schmitt
PO Box 3321
Weehawken, NJ 07086-8154
-------------------------------------------------------------------------------
Donaldson Lufkin Jenrette Securities          Record                  6.34%
Corporation, Inc.
PO Box 2052
Jersey City, NJ 07303-2052
-------------------------------------------------------------------------------

Class C
-------

Energy Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Gold & Precious Metals Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Guardian Equity                               Record                 10.18%
Partners Ltd.
A Partnership
1101 Village Road
Suite 6C
Carbondale, CO 81623-2518
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial              8.82%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
William Heller                                Record                  7.30%
418 S Westgate Ave
Los Angeles, CA  90049-4210
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
First Clearing Corporation                    Beneficial             5.03%
A/C 1913-5036
F/B/O Burnham Living Trust
1231 Princeton Lane
Westchester, PA 19380-5744
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Utilities Fund

-------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
===============================================================================
None
--------------------------------------------------------------------------------

Class K
-------

Energy Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Deloitte & Touche                             Record                 18.50%
Profit Sharing Plan
Att: Daniel Litt
4 New York Plz Fl 2
New York, NY 10004-2413
--------------------------------------------------------------------------------
NFSC FEBO # BKP-993662                        Beneficial             16.42%
Teamsters UPS National 401KTA
State Street Bank & Trust TTEE
1512 18th Ave W
Spencer, IA 51301-2733
--------------------------------------------------------------------------------
Merrill Lynch                                 Beneficial             12.13%
Security # 97MN6
4800 Dear Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
NFSC FEBO #B36-180009                         Beneficial              8.26%
NFS/FMTC IRA
FBO Dean J. Dochnahl
501 Woodview Ln
Dodgeville, WI  53533-1935
--------------------------------------------------------------------------------
Circle Trust Co. Cust.                        Beneficial              6.84%
Hazel Land Companies, Inc.
401K Plan Bin # Hazel
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
Circle Trust Co. Cust.                        Beneficial              5.89%
Schneider Krugler
Kleinschmidt & Plack
401K Bin # Skkplack
Metro Center
1 Station Place
Stamford, CT 06902
--------------------------------------------------------------------------------
NFSC FEBO # B36-138479                        Beneficial              5.37%
NFS/FMTC IRA
FBO Nancy K. Bilse
2840 County T
Barneveld, WI 53507
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Saxon & Co.                                   Beneficial             69.73%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Circle Trust Co.                              Beneficial             17.54%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
One Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Saxon & Co.                                   Beneficial             83.49%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------
Circle Trust Co.                              Beneficial              6.55%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
One Station Pl
Stamford, CT 06902-6800
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
None
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Transamerica Life Ins. & Annuity Co.          Beneficial             61.95%
Attn. Daisy Lo
Retirement Services - Separate Account
P.O. Box 30368
Los Angeles, CA 90030-0368
--------------------------------------------------------------------------------
Saxon & Co.                                   Beneficial             32.94%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
                                              Basis of Ownership    Percentage
            Name and Address                  (Record/Beneficial)   Owned
================================================================================
Saxon & Co.                                   Beneficial             75.31%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------
Circle Trust Co Cust                          Beneficial             13.87%
Pacific Coast Cabling Inc.
401k PSP
Metro Center One Station Place
Stamford, CT 06902
--------------------------------------------------------------------------------
Deloitte & Touche                             Record                  6.30%
Profit Sharing Plan
Att: Daniel Litt
4 New York Plz Fl 2
New York, NY 10004-2413

As of June 9, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

CLASS K (ENERGY, FINANCIAL SERVICES, HEALTH SCIENCES, LEISURE, TECHNOLOGY, AND TELECOMMUNICATIONS FUNDS). The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since the Funds' Class A and B shares were not offered until April 1, 2002, no payments were made under those Plans for the periods shown below.

The Funds made payments to IDI under the Investor Class, Class C and, if applicable, Class K Plans during the fiscal year or period ended March 31, 2002 in the following amounts:

FUND                          INVESTOR CLASS          CLASS C          CLASS K
----                          --------------          -------          -------

Energy Fund                   $ 1,028,409             $    95,126      $      14
Financial Services Fund       $ 3,335,750             $   139,207      $   1,468
Gold & Precious Metals Fund   $   187,528             $     1,876         N/A(1)
Health Sciences Fund          $ 4,133,882             $   144,538      $   4,142
Leisure Fund                  $ 1,704,154             $    87,315      $  43,457
Real Estate Opportunity Fund  $    67,573             $    10,593         N/A(1)
Technology Fund               $ 5,419,307             $   152,216      $  36,807
Telecommunications Fund       $ 2,853,192             $   115,466      $   1,418
Utilities Fund                $   447,392             $    22,046      $  N/A(1)

(1) Class K shares are not offered.

In addition, as of the fiscal year or period ended March 31, 2002 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended March 31, 2003:

FUND                          INVESTOR CLASS          CLASS C          CLASS K
----                          --------------          -------          -------

Energy Fund                   $    72,360             $     9,319      $      10
Financial Services Fund       $   260,431             $    13,484      $     390
Gold & Precious Metals Fund   $    19,928             $       371         N/A(1)
Health Sciences Fund          $   316,841             $    12,067      $     923
Leisure Fund                  $   166,925             $    12,973      $  22,587
Real Estate Opportunity Fund  $     4,088             $       421         N/A(1)
Technology Fund               $   383,387             $    13,969      $  10,143
Telecommunications Fund       $   126,324             $     7,438      $     339
Utilities Fund                $    26,067             $     1,208         N/A(1)

(1) Class K shares are not offered.

For the fiscal year or period ended March 31, 2002, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                                INVESTOR CLASS          CLASS C          CLASS K
                                                --------------          -------          -------

ENERGY FUND
Advertising                                     $   300,467             $         0      $       0
Sales literature, printing, and postage         $    86,543             $         0      $       0
Public Relations/Promotion                      $    73,635             $         0      $       0
Compensation to securities dealers and
   other organizations                          $   371,558             $    95,126      $      14
Marketing personnel                             $   196,206             $         0      $       0

FINANCIAL SERVICES FUND

Advertising                                     $   628,742             $         0      $       0
Sales literature, printing, and postage         $   216,590             $         0      $       0
Public Relations/Promotion                      $   288,585             $         0      $       0
Compensation to securities dealers and
   other organizations                          $ 1,391,339             $   139,207      $   1,468
Marketing personnel                             $   810,494             $         0      $       0

GOLD & PRECIOUS METALS FUND

Advertising                                     $    31,243             $         0         N/A(1)
Sales literature, printing, and postage         $    17,634             $         0         N/A(1)
Public Relations/Promotion                      $    28,164             $         0         N/A(1)
Compensation to securities dealers and
   other organizations                          $    33,047             $     1,876         N/A(1)
Marketing personnel                             $    77,440             $         0         N/A(1)

HEALTH SCIENCES FUND

Advertising                                     $   513,809             $         0      $       0
Sales literature, printing, and postage         $   309,410             $         0      $       0
Public Relations/Promotion                      $   431,972             $         0      $       0
Compensation to securities dealers and
   other organizations                          $ 1,645,133             $   144,538      $   4,142
Marketing personnel                             $ 1,233,558             $         0      $       0

LEISURE FUND

Advertising                                     $   189,194             $         0      $       0
Sales literature, printing, and postage         $   175,583             $         0      $       0
Public Relations/Promotion                      $   176,418             $         0      $       0
Compensation to securities dealers and
   other organizations                          $   679,899             $    87,315      $  43,457
Marketing personnel                             $   483,060             $         0      $       0

REAL ESTATE OPPORTUNITY FUND

Advertising                                     $     8,134             $         0         N/A(1)
Sales literature, printing, and postage         $     6,027             $         0         N/A(1)
Public Relations/Promotion                      $     7,079             $         0         N/A(1)
Compensation to securities dealers and
   other organizations                          $    28,743             $    10,593         N/A(1)
Marketing personnel                             $    17,590             $         0         N/A(1)

TECHNOLOGY FUND

Advertising                                     $   632,575             $         0      $       0
Sales literature, printing, and postage         $   367,933             $         0      $       0
Public Relations/Promotion                      $   520,521             $         0      $       0
Compensation to securities dealers and
   other organizations                          $ 2,461,422             $   152,216      $  36,807
Marketing personnel                             $ 1,436,856             $         0      $       0

TELECOMMUNICATIONS FUND

Advertising                                     $   381,501             $         0      $       0
Sales literature, printing, and postage         $   202,664             $         0      $       0
Public Relations/Promotion                      $   273,772             $         0      $       0
Compensation to securities dealers and
   other organizations                          $ 1,274,663             $   115,466      $   1,418
Marketing personnel                             $   720,592             $         0      $       0

UTILITIES FUND

Advertising                                     $    59,201             $         0         N/A(1)
Sales literature, printing, and postage         $    30,056             $         0         N/A(1)
Public Relations/Promotion                      $    44,253             $         0         N/A(1)
Compensation to securities dealers and
   other organizations                          $   195,716             $    22,046         N/A(1)
Marketing personnel                             $   118,166             $         0         N/A(1)

(1) Class K shares are not offered.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                  Dealer
                                                                  Concession
                                    Investor's Sales Charge       ----------
                                    ----------------------        As a
                                    As a            As a          Percentage
                                    Percentage      Percentage    of the
                                    of the Public   of the Net    Public
Amount of Investment in             Offering        Amount        Offering
Single Transaction(1)               Price           Invested      Price
---------------------               -----           --------      -----
Less than               $   25,000  5.50%           5.82%         4.75%
$ 25,000 but less than  $   50,000  5.25            5.54          4.50
$ 50,000 but less than  $  100,000  4.75            4.99          4.00
$100,000 but less than  $  250,000  3.75            3.90          3.00
$250,000 but less than  $  500,000  3.00            3.09          2.50
$500,000 but less than  $1,000,000  2.00            2.04          1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with IDI during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Dealers may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may make payments to dealers and institutions that are dealers of record for purchases of $1 million or more of Class A shares which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
       Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o INVESCO and its affiliates, or their clients;

     o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

     o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of a Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Funds at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N. W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors, and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

ENERGY FUND
Year Ended March 31, 2002          $   3,394,228
Year Ended March 31, 2001              4,188,636
Period Ended March 31, 2000(1)           763,072
Year Ended October 31, 1999            2,574,966

FINANCIAL SERVICES FUND
Year Ended March 31, 2002          $   4,330,835
Year Ended March 31, 2001              3,327,465
Period Ended March 31, 2000(1)         1,408,373
Year Ended October 31, 1999            4,482,838

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2002          $     204,569
Year Ended March 31, 2001                349,228
Period Ended March 31, 2000(1)           303,353
Year Ended October 31, 1999              837,475

HEALTH SCIENCES FUND
Year Ended March 31, 2002          $   5,839,126
Year Ended March 31, 2001              7,863,218
Period Ended March 31, 2000(1)         4,534,039
Year Ended October 31, 1999            4,817,094

LEISURE FUND
Year Ended March 31, 2002          $     963,821
Year Ended March 31, 2001                979,198
Period Ended March 31, 2000(1)           718,565
Year Ended October 31, 1999            1,866,223

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2002          $     299,249
Year Ended March 31, 2001                497,849
Period Ended March 31, 2000(2)           117,457
Year Ended July 31, 1999                 545,584

TECHNOLOGY FUND
Year Ended March 31, 2002          $  13,970,251
Year Ended March 31, 2001             16,298,180
Period Ended March 31, 2000(1)        17,221,169
Year Ended October 31, 1999           10,581,703

TELECOMMUNICATIONS FUND
Year Ended March 31, 2002          $   5,492,773
Year Ended March 31, 2001              7,666,150
Period Ended March 31, 2000(2)         5,705,804
Year Ended July 31, 1999               2,429,429

UTILITIES FUND
Year Ended March 31, 2002          $     569,850
Year Ended March 31, 2001                549,591
Period Ended March 31, 2000(1)           176,004
Year Ended October 31, 1999              426,606

(1) For the period November 1, 1999 through March 31, 2000.

(2) For the period August 1, 1999 through March 31, 2000.

For the fiscal years ended March 31, 2002 and 2001 and the period ended March 31, 2000, brokers providing research services received $22,301,741, $28,920,875 and $12,242,182, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $12,257,017,188, $19,993,510,306 and $10,543,087,663, respectively. Commissions totaling $811,039, $1,299,597 and $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended 2002 and 2001, and the period ended March 31, 2000, respectively.

With respect to Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds, for the fiscal year ended October 31, 1999, brokers providing research services received $16,071,447 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $10,961,048,167. Commissions totaling $2,280 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended October 31, 1999.

With respect to Real Estate Opportunity and Telecommunications Funds, for the fiscal year ended July 31, 1999, brokers providing research services received $1,243,263 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $800,734,758. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended July 31, 1999.

At March 31, 2002, the Funds held debt securities of their regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                        Value of Securities at
         Fund                   Broker or Dealer        March 31, 2002
================================================================================
Energy                    State Street Bank & Trust     $    4,011,000
--------------------------------------------------------------------------------
Financial Services        Citigroup Incorporated        $   75,210,976
--------------------------------------------------------------------------------
                          Goldman Sachs Group           $   45,115,975
--------------------------------------------------------------------------------
                          Merrill Lynch &
                            Company Incorporated        $   32,779,422
--------------------------------------------------------------------------------
                          State Street Company          $   29,561,844
--------------------------------------------------------------------------------
                          Household International
                            Incorporated                $   25,301,760
--------------------------------------------------------------------------------
                          State Street Bank & Trust     $   25,000,000
--------------------------------------------------------------------------------
                          Credit Suisse Group           $   22,148,367
--------------------------------------------------------------------------------
                          UBS AG                        $    9,626,625
--------------------------------------------------------------------------------
                          American Express
                            Company                     $    6,336,512
--------------------------------------------------------------------------------
Gold & Precious Metals    State Street Bank & Trust     $    6,299,000
--------------------------------------------------------------------------------
Health Sciences           State Street Bank & Trust     $   44,830,000
--------------------------------------------------------------------------------
Leisure                   General Electric Capital
                            Corporation                 $   20,000,000
--------------------------------------------------------------------------------
                          State Street Bank & Trust     $    5,691,000
--------------------------------------------------------------------------------
Real Estate Opportunity   State Street Bank & Trust     $      835,000
--------------------------------------------------------------------------------
Technology                State Street Bank & Trust     $  149,420,000
--------------------------------------------------------------------------------
                          General Electric Capital
                            Corporation                 $   50,000,000
--------------------------------------------------------------------------------
Telecommunications        General Electric Capital
                            Corporation                 $   20,000,000
--------------------------------------------------------------------------------
                          State Street Bank & Trust     $    6,029,000
--------------------------------------------------------------------------------
Utilities                 State Street Bank & Trust     $   11,121,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to six billion five hundred million shares of common stock with a par value of $0.01 per share. As of June 30, 2002, the following shares of each Fund were outstanding:

        Energy Fund - Investor Class                    17,582,852
        Energy Fund - Class A                              320,880
        Energy Fund - Class B                               23,784
        Energy Fund - Class C                              607,504
        Energy Fund - Class K                                4,963
        Financial Services Fund - Investor Class        41,642,663
        Financial Services Fund - Class A                   98,228
        Financial Services Fund - Class B                   18,965
        Financial Services Fund - Class C                  576,197
        Financial Services Fund - Class K                   40,530
        Gold & Precious Metals Fund - Investor Class    45,302,571
        Gold & Precious Metals Fund - Class A              237,785
        Gold & Precious Metals Fund - Class B               94,498
        Gold & Precious Metals Fund - Class C              893,689
        Health Sciences Fund - Investor Class           26,697,112
        Health Sciences Fund - Class A                      24,876
        Health Sciences Fund - Class B                       5,863
        Health Sciences Fund - Class C                     210,997
        Health Sciences Fund - Class K                      52,189
        Leisure Fund - Investor Class                   19,835,982
        Leisure Fund - Class A                             392,111
        Leisure Fund - Class B                             104,670
        Leisure Fund - Class C                             526,048
        Leisure Fund - Class K                           1,784,284
        Real Estate Opportunity Fund - Investor Class    3,694,662
        Real Estate Opportunity Fund - Class A              20,909
        Real Estate Opportunity Fund - Class B               6,983
        Real Estate Opportunity Fund - Class C             306,251
        Technology Fund - Institutional Class           41,811,985
        Technology Fund - Investor Class                58,924,994
        Technology Fund - Class A                           60,967
        Technology Fund - Class B                            2,924
        Technology Fund - Class C                          419,022
        Technology Fund - Class K                        1,021,172
        Telecommunications Fund - Investor Class        43,933,554
        Telecommunications Fund - Class A                   19,180
        Telecommunications Fund - Class B                    1,339
        Telecommunications Fund - Class C                  353,595
        Telecommunications Fund - Class K                   73,614
        Utilities Fund - Investor Class                 10,279,700
        Utilities Fund - Class A                             9,575
        Utilities Fund - Class B                            16,062
        Utilities Fund - Class C                           109,104

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise Real Estate Opportunity, and Utilities Funds' "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for Real Estate Opportunity, and Utilities Funds for the 30 days ended March 31, 2002 were:

Fund                       Investor Class   Class C
----                       --------------   -------
Real Estate Opportunity      3.15%          2.29%

Utilities                    2.41%          1.73%

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return is not provided for the Funds' Class A and B shares since Class A and B shares were not offered until April 1, 2002. Average annual total return performance for the one-, five-, and ten- (or since inception) years ended March 31, 2002 were:

                                                                           10 Year or
                                        1 Year             5 Year          Since Inception
                                        ------             ------          ---------------

INVESTOR CLASS
--------------

Energy Fund
   Return Before Taxes                  (2.38%)            12.86%          12.07%
   After Taxes on Distributions         (2.38%)            10.78%          10.55%
   After Taxes on Distributions
     and Sale of Fund Shares            (1.45%)             9.58%           9.49%

Financial Services Fund
   Return Before Taxes                    3.82%            13.83%          16.96%
   After Taxes on Distributions           2.49%            11.44%          13.64%
   After Taxes on Distributions
     and Sale of Fund Shares              3.29%            10.74%          12.88%

Gold & Precious Metals Fund
   Return Before Taxes                   60.14%          (13.23%)         (1.77%)
   After Taxes on Distributions          60.14%          (13.49%)         (3.07%)
   After Taxes on Distributions
     and Sale of Fund Shares             36.63%          (10.04%)         (1.56%)

                                                                           10 Year or
                                         1 Year            5 Year          Since Inception
                                         ------            ------          ---------------
Health Sciences Fund
   Return Before Taxes                    3.95%            12.01%          10.61%
   After Taxes on Distributions           3.93%             8.89%           8.24%
   After Taxes on Distributions
     and Sale of Fund Shares              2.40%             9.14%           8.17%

Leisure Fund
   Return Before Taxes                    6.01%            22.25%          17.79%
   After Taxes on Distributions           5.75%            19.67%          15.25%
   After Taxes on Distributions
     and Sale of Fund Shares              3.79%            17.94%          14.20%

Real Estate Opportunity Fund
   Return Before Taxes                   14.67%             2.74%           2.84%(1)
   After Taxes on Distributions          13.15%            (0.29%)         (0.05%)(1)
   After Taxes on Distributions
     and Sale of Fund Shares              8.86%             0.60%           0.76%(1)

Technology Fund
   Return Before Taxes                  (14.58%)            7.99%          13.12%
   After Taxes on Distributions         (14.58%)            5.75%          10.20%
   After Taxes on Distributions
     and Sale of Fund Shares             (8.88%)            5.82%           9.85%

Telecommunications Fund
   Return Before Taxes                  (48.26%)            3.19%           7.54%(2)
   After Taxes on Distributions         (48.26%)            2.33%           5.83%(2)
   After Taxes on Distributions
     and Sale of Fund Shares            (29.39%)            2.54%           5.60%(2)

Utilities Fund
   Return Before Taxes                  (33.34%)            4.39%           7.81%
   After Taxes on Distributions         (33.67%)            3.07%           5.37%
   After Taxes on Distributions
     and Sale of Fund Shares            (20.29%)            3.45%           5.47%

INSTITUTIONAL CLASS - RETURN BEFORE TAXES
-------------------

Technology Fund                         (14.04%)              N/A           0.34%(3)

CLASS C - RETURN BEFORE TAXES
-------

Energy Fund                              (4.06%)              N/A          18.57%(4)
Financial Services Fund                   1.98%               N/A          13.53%(4)
Gold & Precious Metals Fund              57.17%               N/A          17.85%(4)
Health Sciences Fund                      1.85%               N/A          (6.04%)(4)
Leisure Fund                              4.10%               N/A           0.95%(4)
Real Estate Opportunity Fund             12.69%               N/A          12.27%(4)
Technology Fund                         (16.59%)              N/A         (41.06%)(4)
Telecommunications Fund                 (49.95%)              N/A         (51.75%)(4)
Utilities Fund                          (34.87%)              N/A         (23.18%)(4)

CLASS K - RETURN BEFORE TAXES
-------

Energy Fund                              (8.36%)              N/A           5.42%(5)
Financial Services Fund                   3.38%               N/A           1.01%(5)
Health Sciences Fund                      3.42%               N/A         (12.16%)(5)
Leisure Fund                                N/A               N/A           7.95%(6)
Technology Fund                         (13.85%)              N/A        (40.26%)(5)
Telecommunications Fund                 (48.32%)              N/A        (55.76%)(5)

(1) The Fund commenced investment operations on January 2, 1997.

(2) The Fund commenced investment operations on August 1, 1994.

(3) Institutional Class shares commenced operations on December 22, 1998.

(4) Class C shares commenced operations on February 15, 2000.

(5) Class K shares commenced operations on December 1, 2000.

(6) Leisure Fund - Class K shares commenced operations on December 17, 2001.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                      n
                              P(1 + T)  =ATV
                                            D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                      n
                              P(1 + T)  =ATV
                                            DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemption.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd+1)^6-1]

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
       d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                        Lipper Mutual
            Fund                        Fund Category
            ----                        -------------


            Energy                      Natural Resources
            Financial Services          Financial Services
            Gold & Precious Metals      Gold Oriented
            Health Sciences             Health/Biotechnology
            Leisure                     Specialty/Miscellaneous
            Real Estate Opportunity     Real Estate Funds
            Technology                  Science and Technology
            Telecommunications          Global Funds
            Utilities                   Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
      ARIZONA REPUBLIC
      BANXQUOTE
      BARRON'S
      BLOOMBERG NEWS
      BOSTON GLOBE
      BUSINESS WEEK
      CNBC
      CNN
      CHICAGO SUN-TIMES
      CHICAGO TRIBUNE
      DENVER BUSINESS JOURNAL
      DENVER POST
      DOW JONES NEWS WIRE
      FINANCIAL TIMES
      FORBES
      FORTUNE
      IBBOTSON ASSOCIATES, INC.
      INSTITUTIONAL INVESTOR
      INVESTOR'S BUSINESS DAILY
      KIPLINGER'S PERSONAL FINANCE
      LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS

      LOS ANGELES TIMES
      MONEY MAGAZINE
      MORNINGSTAR
      MUTUAL FUNDS MAGAZINE
      NEW YORK TIMES
      ROCKY MOUNTAIN NEWS
      SMART MONEY
      TIME
      U.S. NEWS AND WORLD REPORT
      USA TODAY
      WALL STREET JOURNAL
      WASHINGTON POST
      WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended March 31, 2002 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Investment Grade
----------------

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade
--------------------

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

Investment Grade
----------------

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

Non-Investment Grade
--------------------

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a)  Articles  of  Amendment  and   Restatement  of  Articles  of
               Incorporation filed December 2, 1999.(4)

                    (1) Articles of Transfer of INVESCO Specialty Funds, Inc. and INVESCO Sector Funds, Inc. filed February 10, 2000.(5)

                    (2) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 16, 2000.(5)

                    (3) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.(5)

                    (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(6)

                    (5) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed August 20, 2001.(9)

                    (6) Articles of Correction to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 28, 2002.(11)

                    (7) Articles Supplementary to the Articles of Amendment and Restatement of Articles of Incorporation filed January 29, 2002.(11)

                    (8) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 25, 2002.(12)

                    (9) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporated filed June 24, 2002 (filed herewith).

                    (10) Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorporation filed June 24, 2002 (filed herewith).

                    (11)   Articles   of   Restatement   of  the   Articles   of
                    Incorporation filed July 2, 2002 (filed herewith).

               (b) Bylaws, as amended July 21, 1993.(1)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                    (1) Amendment dated May 13, 1999 to the Investment Advisory Agreement.(4)

                    (2) Amendment dated February 14, 2000 to the Investment Advisory Agreement.(5)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001,  September 28, 2001,  October 19, 2001, March 29, 2002,
               and April 30, 2002.(12)

               (f) Retirement Plan for Independent Directors dated October 30, 2001.(11)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001 and October 19, 2001.(11)

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 19, 2001,
                    March 29, 2002, and April 30, 2002.(12)

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000,
                    November 29, 2000, May 15, 2001, September 28, 2001, October 19, 2001, March 29, 2002, and April 30, 2002.(12)

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 30, 2002.(11)

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m) (1) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, and March 29, 2002, with respect to the Funds' Investor Class shares.(12)

                    (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001,
                    September 28, 2001, October 19, 2001, and March 29, 2002, with respect to the Funds' Class C shares. (12)

                    (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September 28, 2001, January 15, 2001, and March 29, 2002, with respect to the Funds' Class K shares.(12)

                    (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1930 dated June 1, 2000, as amended August 23, 2000, May 15, 2001,
                    September 28, 2001 and March 29, 2002, with respect to the Funds' Class A shares.(12)

                    (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended May 15, 2001, September 28, 2001 and March 29, 2002, with respect to the Funds' Class B shares.(12)

               (n) Not applicable.

               (o) Master Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company adopted by the Board of Directors February 7, 2002 (filed herewith).

               (p) Code of Ethics Pursuant to Rule 17j-1.(5)

(1) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 30, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 30, 1998 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on January 24, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 26, 2001 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on August 1, 2001 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on September 28, 2001 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 3, 2001 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on January 30, 2002 and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on May 14, 2002 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO SECTOR FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "The Fund and Its Management" in the Funds' Prospectuses and in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position with   Principal Occupation and
Name                            Advisor         Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President and
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Daniel R. Chambers            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27. (a) PRINCIPAL UNDERWRITERS

            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Counselor Series Funds, Inc.
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Treasurer's Series Funds, Inc.
            INVESCO Variable Investment Funds, Inc.

         (b)

                             Positions and           Positions and
Name and Principal           Offices with            Offices with
Business Address             Underwriter             the Company
--------------------------------------------------------------------------------

Raymond R. Cunningham        President &             Vice President
4350 South Monaco Street     Director                & Director
Denver, CO  80237

William J. Galvin, Jr.       Senior Vice President,  Assistant Secretary
4350 South Monaco Street     Asst. Secretary
Denver, CO  80237            & Director

Ronald L. Grooms             Senior Vice President,  Treasurer & Chief
4350 South Monaco Street     Treasurer, &            Financial and Accounting
Denver, CO  80237            Director                Officer

Richard W. Healey            Senior Vice             Director
4350 South Monaco Street     President &
Denver, CO  80237            Director

Timothy J. Miller            Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                Senior Vice             Secretary
4350 South Monaco Street     President,
Denver, CO 80237             Secretary &
                             General Counsel

Pamela J. Piro               Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson           Chairman of the Board   Chairman of the Board,
4350 South Monaco Street     & Chief Executive       President & Chief
Denver, CO 80237             Officer                 Executive Officer


         (c)     Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

         Mark H. Williamson
         4350 South Monaco Street
         Denver, CO  80237

ITEM 29. MANAGEMENT SERVICES
         -------------------

         Not applicable.

ITEM 30. UNDERTAKINGS
         ------------

         Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 12th day of July, 2002.

Attest:                                   INVESCO Sector Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                    /s/ Richard W. Healey*
-------------------------------           -----------------------------
Victor L. Andrews, Director               Richard W. Healey, Director

/s/ Bob R. Baker*                         /s/ Fred A. Deering*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Fred A. Deering, Director

/s/ James T. Bunch*                       /s/ Larry Soll*
-------------------------------           -----------------------------
James T. Bunch, Director                  Larry Soll, Director

/s/ Raymond R. Cunningham*                /s/ Gerald J. Lewis*
--------------------------------          -----------------------------
Raymond R. Cunningham, Director           Gerald J. Lewis, Director



By _____________________________          By  /s/ Glen A.  Payne
                                              ------------------------
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993,  December 21, 1995,  December 30, 1996,  December 24, 1997, July 24, 2000,
and July 26, 2001, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

   a(9)                                         176
   a(10)                                        189
   a(11)                                        190
   j                                            200
   o                                            201